UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
________

FORM N-Q
________

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-0792

CNI Charter Funds
(Exact name of registrant as specified in charter)
________

400 North Roxbury Drive
Beverly Hills, CA 90210
 (Address of principal executive offices) (Zip code)

SEI Investments Distributors
1 Freedom Valley Drive
Oaks, PA 19456
 (Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-889-0799

Date of fiscal year end: September 30, 2013

Date of reporting period: December 31, 2012

Item 1.   Schedule of Investments

Schedule of Investments
December 31, 2012 (Unaudited)

Government Money Market Fund
Description	Face Amount (000)	Value (000)

U.S. Government Agency Obligations [54.4%]
FAMC DN (A)
0.172%, 01/02/13	$38,689	$38,689
0.140%, 01/04/13	25,000	25,000
0.150%, 01/22/13	18,000	17,998
0.130%, 01/25/13	25,000	24,998
0.196%, 02/01/13	50,000	49,992
0.170%, 03/01/13	25,000	24,993
0.170%, 03/08/13	25,000	24,992
0.190%, 03/25/13	30,000	29,987
0.221%, 04/01/13	12,927	12,920
0.180%, 04/23/13	10,000	9,994
0.203%, 05/10/13	70,000	69,949
0.190%, 06/10/13	25,000	24,979
0.183%, 06/21/13	40,000	39,965
0.180%, 08/06/13	20,000	19,978
FFCB
0.260%, 01/01/13(B)	5,000	5,001
0.246%, 01/01/13(B)	31,690	31,692
0.230%, 01/01/13(B)	25,000	24,998
0.210%, 01/01/13(B)	24,150	24,150
0.186%, 01/01/13(B)	43,750	43,751
0.176%, 01/01/13(B)	32,650	32,648
0.146%, 01/01/13(B)	25,000	24,998
0.216%, 01/02/13(B)	14,000	14,001
0.226%, 01/03/13(B)	20,000	20,000
0.177%, 01/11/13(B)	20,000	20,000
0.351%, 02/10/13(B)	22,075	22,090
0.210%, 03/06/13(B)	50,000	49,996
0.700%, 03/25/13	10,000	10,013
FHLB
0.320%, 01/01/13(B)	10,000	10,001
0.280%, 01/01/13(B)	20,000	19,999
0.260%, 01/01/13(B)	25,000	24,995
0.250%, 01/01/13(B)	15,000	14,997
0.220%, 01/01/13(B)	70,000	69,999
0.210%, 01/01/13(B)	20,000	19,999
0.200%, 01/01/13(B)	70,000	70,004
0.097%, 01/09/13(B)	15,000	15,000
0.171%, 01/23/13(B)	30,000	30,000
0.170%, 01/24/13	23,000	23,000
0.375%, 01/29/13	4,300	4,301
0.160%, 02/08/13	10,000	9,999
0.170%, 02/15/13(B)	40,000	39,999
3.375%, 02/27/13	6,500	6,532
1.750%, 03/08/13	25,000	25,073
0.131%, 03/12/13(B)	20,000	20,000
1.000%, 03/27/13	35,160	35,230
0.240%, 04/16/13	10,000	10,001
0.160%, 04/17/13	10,000	9,999
0.230%, 04/29/13	18,715	18,720
3.625%, 05/29/13	21,565	21,865
0.250%, 06/07/13	20,000	20,000
1.625%, 06/14/13	26,125	26,293
4.000%, 09/06/13	6,515	6,682
4.500%, 09/16/13	12,510	12,888
3.625%, 10/18/13	20,000	20,542

Description	Face Amount (000)	Value (000)

FHLB DN (A)
0.015%, 01/02/13	$5,700	$5,700
0.065%, 01/04/13	47,649	47,649
0.015%, 01/09/13	14,300	14,300
0.130%, 02/08/13	30,000	29,996
0.165%, 04/17/13	30,000	29,985
FHLMC
0.750%, 03/28/13	30,650	30,691
1.720%, 04/11/13	5,000	5,021
4.125%, 09/27/13	11,808	12,146
FHLMC DN (A)
0.120%, 01/22/13	7,775	7,774
0.150%, 04/22/13	5,900	5,897
FNMA
1.750%, 02/22/13	5,915	5,928
0.750%, 02/26/13	20,849	20,868
4.375%, 03/15/13	3,566	3,596
3.875%, 07/12/13	31,414	32,011
0.500%, 08/09/13	6,500	6,512
1.000%, 09/23/13	5,000	5,029
1.125%, 10/08/13	15,493	15,600
FNMA DN (A)
0.001%, 01/03/13	850	850
0.160%, 01/23/13	25,000	24,998
0.133%, 02/06/13	30,000	29,996

Total U.S. Government Agency Obligations
(Cost $1,658,437)		1,658,437

U.S. Government Related Securities [26.5%]
Straight-A Funding
0.180%, 01/02/13	50,000	50,000
0.180%, 01/03/13	25,000	25,000
0.180%, 01/07/13	52,410	52,408
0.180%, 01/08/13	27,559	27,558
0.180%, 01/15/13	25,000	24,998
0.180%, 01/17/13	6,161	6,161
0.180%, 01/18/13	30,865	30,862
0.180%, 01/22/13	79,828	79,820
0.180%, 01/24/13	33,744	33,740
0.170%, 01/24/13	30,000	29,997
0.180%, 01/28/13	23,479	23,476
0.180%, 01/30/13	25,000	24,996
0.180%, 01/31/13	40,000	39,994
0.180%, 02/01/13	51,563	51,555
0.180%, 02/01/13	51,300	51,292
0.180%, 02/04/13	20,000	19,997
0.180%, 02/04/13	5,000	4,999
0.180%, 02/05/13	25,000	24,996
0.190%, 02/25/13	40,000	39,988
0.190%, 03/01/13	40,189	40,176
0.190%, 03/04/13	50,000	49,984
0.190%, 03/05/13	45,831	45,816
0.190%, 03/06/13	30,000	29,990

Total U.S. Government Related Securities
(Cost $807,803)		807,803

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [6.5%]
California [2.0%]
ABAG Finance Authority for Nonprofit, Miramar Apartments Project, Ser A, RB, FNMA, AMT
0.120%, 01/03/13(B) (C)	$15,000	$15,000
California Statewide, Communities Development Authority, Fairway Family Apartments Project, Ser PP, RB, FNMA, AMT
0.140%, 01/03/13(B) (C)	8,000	8,000
Los Angeles, Community Redevelopment Agency, Hollywood and Vine Apartments Project, Ser A, RB, FNMA, AMT
0.120%, 01/03/13(B) (C)	28,450	28,450
Sacramento County Housing Authority, Ashford Heights Apartments Project, Ser H, RB, FNMA, AMT
0.130%, 01/03/13(B) (C)	9,000	9,000

Total California		60,450

New York [3.1%]
New York State, Housing Finance Agency, 11th Avenue Project, Ser A, RB, FNMA, AMT
0.150%, 01/02/13(B)	19,000	19,000
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.150%, 01/02/13(B)	23,800	23,800
New York State, Housing Finance Agency, 360 West 43rd Street Project, Ser A, RB, FNMA, AMT
0.110%, 01/02/13(B)	14,100	14,100
New York State, Housing Finance Agency, 750 6th Avenue Project, Ser A, RB, FNMA, AMT
0.150%, 01/02/13(B)	7,500	7,500
New York State, Housing Finance Agency, Victory Housing Project, Ser 2004-A, RB, FHLMC, AMT
0.110%, 01/02/13(B)	7,900	7,900

Description	Face Amount (000)/ Shares	Value (000)

New York State, Housing Finance Agency, West 38th Street Project, Ser A, RB, FNMA, AMT
0.130%, 01/02/13(B)	$20,000	$20,000

Total New York		92,300

Texas [0.9%]
Houston, Housing Finance, Regency Park Apartments Project, RB, FNMA, AMT
0.160%, 01/02/13(B) (C)	13,695	13,695
Texas Department of Housing & Community Affairs, Idlewilde Apartments Project, RB, FNMA, AMT
0.150%, 01/03/13(B) (C)	13,725	13,725

Total Texas		27,420

Washington [0.5%]
Washington State, Housing Finance Commission, Vintage Spokane Project, Ser A, RB, FNMA, AMT
0.160%, 01/03/13(B) (C)	16,295	16,295

Total Municipal Bonds
(Cost $196,465)		196,465

U.S. Treasury Obligations [2.5%]
U.S. Treasury Bill
0.011%, 01/03/13(A)	35,000	35,000
U.S. Treasury Notes
0.625%, 04/30/13	20,000	20,027
1.375%, 05/15/13	15,000	15,064
0.250%, 10/31/13	5,000	5,002

Total U.S. Treasury Obligations
(Cost $75,093)		75,093

Corporate Bond [0.3%]
Financial Services [0.3%]
Private Export Funding
3.550%, 04/15/13	8,832	8,917

Total Corporate Bond
(Cost $8,917)		8,917

Short-Term Investment [0.3%]
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, 0.050%*	10,355,050	10,355

Total Short-Term Investment
(Cost $10,355)		10,355

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Government Money Market Fund

Description	Face Amount (000)	Value (000)

Repurchase Agreements (D) [9.2%]
Bank of America
0.130%, dated 12/31/12, repurchased on 01/02/13, repurchase price $30,000,217 (collateralized by a U.S. Treasury Note, par value $30,628,800, 0.250%, 08/15/15; with total market value $30,600,086)	$30,000	$30,000
Barclays
0.200%, dated 12/31/12, repurchased on 01/02/13, repurchase price $150,001,667 (collateralized by various U.S. Treasury obligations, par values ranging from $52,138,273 to $100,155,100, 0.500% to 0.750%, 05/31/13 to 06/30/17; with total market value $153,000,001)	150,000	150,000
Deutsche Bank
0.200%, dated 12/31/12, repurchased on 01/02/13, repurchase price $25,000,278 (collateralized by a U.S. Treasury Bond, par value $19,494,800, 10.630%, 08/15/15; with total market value $25,500,051)	25,000	25,000
Deutsche Bank
0.150%, dated 12/31/12, repurchased on 01/02/13, repurchase price $25,000,208 (collateralized by a U.S. Treasury Note, par value $25,570,300, 0.630%, 11/30/17; with total market value $25,500,014)	25,000	25,000
Goldman Sachs
0.200%, dated 12/31/12, repurchased on 01/02/13, repurchase price $50,000,556 (collateralized by various U.S. Government obligations, par values ranging from $14,340,000 to $36,400,000, 0.310% to 1.250%, 12/05/13 to 12/12/14; with total market value $51,000,000)	50,000	50,000

Total Repurchase Agreements
(Cost $280,000)		280,000

Total Investments [99.7%]
(Cost $3,037,070)†		$3,037,070

Percentages are based on Net Assets of $3,046,369 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(C)	Put and Demand Feature — The date reported is the next reset date or put date.
(D)	Tri-Party Repurchase Agreement.

ABAG — Association of Bay Area Government
AMT — Alternative Minimum Tax (subject to)
DN — Discount Note
FAMC — Federal Agriculture Mortgage Corporation
FFCB — Federal Farm Credit Bank
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
RB — Revenue Bond
Ser — Series

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$1,658,437	$—	$1,658,437
U.S. Government Related Securities	—	807,803	—	807,803
Municipal Bonds	—	196,465	—	196,465
U.S. Treasury Obligations	—	75,093	—	75,093
Corporate Bond	—	8,917	—	8,917
Short-Term Investment	10,355	—	—	10,355
Repurchase Agreements	—	280,000	—	280,000
Total Investments in Securities	$10,355	$3,026,715	$—	$3,037,070

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Commercial Paper [52.3%]
Banks [18.4%]
ANZ National Int'l (A)
0.441%, 01/11/13	$6,000	$5,999
0.331%, 02/27/13	15,000	14,992
Bank of Nova Scotia
0.210%, 02/01/13	10,000	9,998
Bank of Tokyo-Mitsubishi UFJ NY
0.170%, 01/03/13	7,500	7,500
BNZ International Funding (A)
0.490%, 01/28/13	15,000	15,000
0.280%, 05/09/13	10,000	9,990
0.200%, 01/07/13	10,000	10,000
Korea Development Bank NY
0.330%, 03/13/13	15,000	14,990
0.300%, 04/02/13	10,000	9,993
0.270%, 02/22/13	11,300	11,296
Mitsubishi UFJ Trust & Banking (A)
0.361%, 04/11/13	10,000	9,990
Mizuho Funding (A)
0.240%, 01/30/13	15,000	14,997
National Australia Funding Delaware (A)
0.285%, 02/19/13	7,087	7,084
National Bank of Canada
0.351%, 01/07/13	10,000	10,000
Sumitomo Mitsui Trust Bank Limited (A)
0.270%, 01/14/13	10,000	9,999
0.260%, 03/05/13	10,000	9,996
0.250%, 02/04/13	20,500	20,495
Westpac Securities NZ (A)
0.540%, 01/16/13	5,000	5,000
0.240%, 03/08/13	4,500	4,498
0.240%, 03/19/13	15,000	14,992

Total Banks		216,809

Computer System Design & Services [3.0%]
Dell (A)
0.300%, 03/01/13	10,000	9,995
0.280%, 03/13/13	10,000	9,994
0.267%, 02/07/13	15,000	14,996

Total Computer System Design & Services		34,985

Financial Services [16.7%]
ASB Finance (A)
0.270%, 04/11/13	20,000	19,985
0.492%, 02/21/13	10,000	10,002
Caisse Centrale Desjardins du Quebec (A)
0.240%, 02/04/13	10,000	9,998
0.210%, 01/07/13	15,000	14,999
0.200%, 01/08/13	10,000	9,999

Description	Face Amount (000)	Value (000)

Collateralized Commercial Paper
0.200%, 01/03/13	$15,000	$15,000
General Electric Capital
0.300%, 03/04/13	10,000	9,995
Govco (A)
0.310%, 01/15/13	10,000	9,999
0.230%, 01/22/13	10,000	9,999
John Deere Bank (A)
0.180%, 01/25/13	3,000	3,000
Liberty Street Funding (A)
0.180%, 01/04/13	15,000	15,000
Sumitomo Corp of America
0.400%, 01/08/13	15,000	14,999
0.290%, 02/26/13	20,000	19,991
Toyota Credit Canada
0.311%, 01/09/13	10,000	9,999
0.300%, 05/16/13	10,000	9,989
Toyota Financial Services de Puerto Rico
0.331%, 02/06/13	15,000	14,995

Total Financial Services		197,949

Food, Beverage & Tobacco [0.8%]
Nestle Capital (A)
0.331%, 07/10/13	10,000	9,982

Import/Export [2.1%]
Mitsui & USA
0.330%, 03/01/13	10,000	9,995
0.330%, 02/20/13	15,000	14,993

Total Import/Export		24,988

Investment Banker/Broker Dealer [3.0%]
AllianceBernstein (A)
0.511%, 01/04/13	10,000	10,000
0.501%, 01/15/13	15,000	14,997
0.440%, 03/06/13	10,000	9,992

Total Investment Banker/Broker Dealer		34,989

Medical Products & Services [0.3%]
Medtronic (A)
0.170%, 02/14/13	3,650	3,649

Medical-HMO [3.0%]
UnitedHealth Group (A)
0.300%, 01/03/13	15,000	15,000
0.300%, 01/02/13	20,000	20,000

Total Medical-HMO		35,000

Petroleum & Fuel Products [1.6%]
BP Capital Markets (A)
0.602%, 01/02/13	10,000	10,000
0.250%, 04/03/13	8,400	8,394

Total Petroleum & Fuel Products		18,394

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Prime Money Market Fund

Description	Face Amount (000)	Value (000)

Schools [3.4%]
University of California
0.180%, 02/12/13	$15,000	$14,997
0.180%, 01/07/13	25,000	24,999

Total Schools		39,996

Total Commercial Paper
(Cost $616,741)		616,741

Municipal Bonds [7.7%]
California [2.2%]
California State, Ser A-2, RB
2.500%, 06/20/13	10,000	10,096
Los Angeles, Department of Water & Power, Ser B-3, RB (B) (D)
0.090%, 01/01/13	16,340	16,340

Total California		26,436

Illinois [1.2%]
Chicago, Midway Airport Authority, RB (B) (C) (D)
0.150%, 01/01/13	14,500	14,500

Massachusetts [1.4%]
Massachusetts State, Health & Educational Facilities Authority, Ser N-4, RB (B) (C) (D)
0.130%, 01/01/13	16,100	16,100

North Carolina [1.4%]
Charlotte, Water and Sewer System, Ser B, RB (B) (D)
0.140%, 01/03/13	16,300	16,300

Ohio [1.5%]
Ohio State, Higher Educational Facility Commission, RB (B) (D)
0.120%, 01/01/13	17,485	17,485

Total Municipal Bonds
(Cost $90,821)		90,821

U.S. Government Related Securities [2.2%]
Straight-A Funding
0.180%, 02/04/13	5,000	4,999
0.190%, 02/25/13	5,000	4,999
0.190%, 03/27/13	10,000	9,995
0.180%, 02/01/13	5,650	5,649

Total U.S. Government Related Securities
(Cost $25,642)		25,642

Description	Face Amount (000)	Value (000)

Corporate Bond [1.3%]
Banks [1.3%]
National Australia Bank
0.383%, 02/04/13(B)	$15,000	$15,000

Total Corporate Bond
(Cost $15,000)		15,000

U.S. Government Agency Obligations [0.8%]
FHLB
0.220%, 01/01/13(B)	10,000	10,000

Total U.S. Government Agency Obligations
(Cost $10,000)		10,000

Certificates of Deposit [17.8%]
Banco Del Estado De Chile
0.720%, 01/07/13	15,000	15,000
0.450%, 04/11/13	10,000	10,000
0.360%, 06/24/13	10,000	10,000
Bank of Montreal IL
0.355%, 01/02/13	10,000	10,000
0.323%, 02/01/13	15,000	15,000
0.220%, 03/06/13	10,000	10,000
Bank of Nova Scotia
0.653%, 01/07/13	8,000	8,008
0.630%, 02/15/13	2,260	2,261
Bank of Tokyo-Mitsubishi UFJ NY
0.420%, 03/18/13	15,000	15,003
0.830%, 04/12/13	2,500	2,503
Canadian Imperial Bank of Commerce NY
0.310%, 01/01/13	15,000	15,000
0.520%, 04/04/13	9,700	9,704
Citibank
0.200%, 01/03/13	15,000	15,000
Mizuho Corporate Bank
0.240%, 01/31/13	10,000	10,000
National Australia Bank
0.270%, 02/01/13	7,800	7,801
Norinchukin Bank
0.270%, 01/22/13	10,000	10,000
0.270%, 02/21/13	15,000	15,000
0.315%, 03/11/13	10,000	10,001
Toronto-Dominion Bank
0.321%, 01/22/13	10,000	10,000
0.220%, 03/14/13	10,000	10,000

Total Certificates of Deposit
(Cost $210,281)		210,281

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Prime Money Market Fund

Description	Shares/ Face Amount (000)	Value (000)

Short-Term Investment [1.0%]
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%*	12,275,070	$12,275

Total Short-Term Investment
(Cost $12,275)		12,275

Repurchase Agreements (E) [16.3%]
Bank of America
0.130%, dated 12/31/12, repurchased on 01/02/13, repurchase price $15,000,108 (collateralized by a U.S. Treasury Note, par value $15,300,000, 0.250%, 08/15/15; with total market value $15,300,000)	$15,000	15,000
Barclays
0.200%, dated 12/31/12, repurchased on 01/02/13, repurchase price $77,000,856 (collateralized by a U.S. Treasury Note, par value $74,256,200, 2.000%, 01/31/16; with total market value $78,540,056)	77,000	77,000
Deutsche Bank
0.150%, dated 12/31/12, repurchased on 01/02/13, repurchase price $50,000,417 (collateralized by various U.S. Government obligations, par values ranging from $1,058,000 to $50,000,000, 0.625% to 1.125%, 11/30/17 to 12/31/19; with total market value $50,955,092)	50,000	50,000
Goldman Sachs
0.200%, dated 12/31/12, repurchased on 01/02/13, repurchase price $50,000,556 (collateralized by various U.S. Government obligations, par values ranging from $13,700,000 to $36,600,000, 1.250% to 3.240%, 12/12/14 to 12/27/32; with total market value $51,000,000)	50,000	50,000

Total Repurchase Agreements
(Cost $192,000)		192,000

Total Investments [99.4%]
(Cost $1,172,760)†		$1,172,760

Percentages are based on Net Assets of $1,180,073 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
*	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2012, the value of these securities amounted to $393,012 ($ Thousands), representing 33.3% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(C)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(D)	Put and Demand Feature — The date reported is the next reset date or put date.
(E)	Tri-Party Repurchase Agreement.

Cl — Class
FHLB — Federal Home Loan Bank
RB — Revenue Bond
Ser — Series

The following is a summary of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Commercial Paper	$—	$616,741	$—	$616,741
Municipal Bonds	—	90,821	—	90,821
U.S. Government Related Securities	—	25,642	—	25,642
Corporate Bond	—	15,000	—	15,000
U.S. Government Agency Obligations	—	10,000	—	10,000
Certificates of Deposit	—	210,281	—	210,281
Short-Term Investment	12,275	—	—	12,275
Repurchase Agreements	—	192,000	—	192,000
Total Investments in Securities	$12,275	$1,160,485	$—	$1,172,760

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [86.8%]
California [82.8%]
Bay Area Toll Authority, Ser A-2, RB
0.110%, 01/03/13(A) (B) (C)	$5,000	$5,000
Bay Area Toll Authority, Ser C-1, RB
0.110%, 01/03/13(A) (B) (C)	19,445	19,445
Bay Area Toll Authority, Ser C-1, RB
0.110%, 01/03/13(A) (B) (C)	12,350	12,350
Bay Area Toll Authority, Ser C-2, RB
0.110%, 01/03/13(A) (B) (C)	4,190	4,190
California State, Economic Recovery Project, Ser C-1, GO
0.090%, 01/01/13(A) (B) (C)	28,635	28,635
California State, GO, Pre-Refunded @ 100
5.000%, 08/01/13(D)	4,240	4,358
California State, Health Facilities Financing Authority, City of Hope Project, Ser B, RB
0.070%, 01/02/13(A) (C)	10,000	10,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.130%, 01/02/13(A) (B) (C)	6,750	6,750
California State, Health Facilities Financing Authority, Health Facility Catholic Project, RB
0.070%, 01/02/13(A) (B) (C)	13,500	13,500
California State, Health Facilities Financing Authority, Kaiser Permanente, Ser C, RB
0.118%, 01/02/13(A) (C)	10,885	10,885
California State, Health Facilities Financing Authority, Ser A, RB
0.130%, 01/02/13(A) (B) (C)	1,710	1,710
California State, Health Facilities Financing Authority, Ser B, RB
0.120%, 01/02/13(A) (B) (C)	15,110	15,110
California State, Health Facilities Financing Authority, Ser C, RB
0.120%, 01/02/13(A) (B) (C)	8,650	8,650
California State, Health Facilities Financing Authority, St. Joseph Health System Project, Ser B, RB
0.060%, 01/01/13(A) (B) (C)	6,400	6,400
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.170%, 12/05/13(C)	18,550	18,550

Description	Face Amount (000)	Value (000)

California State, Infrastructure & Economic Development Authority, Pacific Gas & Electric Project, Ser D, RB
0.050%, 01/01/13(A) (B) (C)	$7,225	$7,225
California State, Infrastructure & Economic Development Bank, Pacific Gas & Electric Project, Ser B, RB
0.050%, 01/01/13(A) (B) (C)	16,500	16,500
California State, Kindergarten Project, Ser A-1, GO
0.040%, 01/01/13(A) (B) (C)	7,740	7,740
California State, Kindergarten Project, Ser A-2, GO
0.110%, 01/01/13(A) (B) (C)	7,950	7,950
California State, Kindergarten Project, Ser A-3, GO
0.090%, 01/01/13(A) (B) (C)	10,760	10,760
California State, Kindergarten Project, Ser A-6, GO
0.090%, 01/03/13(A) (B) (C)	5,000	5,000
California State, Kindergarten Project, Ser A-8, GO
0.120%, 01/03/13(A) (B) (C)	11,400	11,400
California State, Municipal Finance Authority, RB
0.040%, 01/01/13(A) (C)	12,500	12,500
California State, Ser A, GO
0.080%, 01/02/13(A) (B) (C)	1,500	1,500
California State, Ser A-2, GO
0.080%, 01/01/13(A) (B) (C)	5,100	5,100
California State, Ser A-2, GO
0.100%, 01/02/13(A) (B) (C)	2,000	2,000
California State, Ser A-2, RB
2.500%, 06/20/13	22,540	22,758
California State, Ser B-4, GO
0.130%, 01/02/13(A) (B) (C)	15,000	15,000
California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
0.090%, 01/02/13(A) (C)	5,000	5,000
California Statewide, Communities Development Authority, Kaiser Permanente, Ser D, RB
0.130%, 01/02/13(A) (C)	16,500	16,500
California Statewide, Communities Development Authority, Masters College Project, Ser A, RB
0.130%, 01/03/13(A) (B) (C)	3,000	3,000
East Bay, Municipal Utility District, Ser A-1, RB
0.100%, 01/02/13(A) (C)	15,205	15,205

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

Eastern Municipal Water District, Ser C, COP
0.080%, 01/02/13(A) (C)	$3,200	$3,200
Eastern Municipal Water District, Ser D, COP
0.110%, 01/02/13(A) (C)	12,375	12,375
Elsinore Valley, Municipal Water District, Ser A, COP
0.140%, 01/02/13(A) (B) (C)	3,335	3,335
Elsinore Valley, Municipal Water District, Ser B, COP
0.130%, 01/02/13(A) (B) (C)	14,400	14,400
Golden State, Tobacco Securitization, Ser A-4, RB Pre-Refunded @ 100
7.800%, 06/01/13(D)	2,600	2,682
Golden State, Tobacco Securitization, Ser B, RB Pre-Refunded @ 100
5.500%, 06/01/13(D)	1,000	1,022
Golden State, Tobacco Securitization, Ser B, RB, AGM Pre-Refunded @ 100
5.000%, 06/01/13(D)	2,040	2,080
Golden State, Tobacco Securitization, Ser B, RB, FGIC Pre-Refunded @ 100
5.500%, 06/01/13(D)	1,000	1,022
Golden State, Tobacco Settlement, Ser A-3, RB
Pre-Refunded @ 100
7.875%, 06/01/13(D)	2,170	2,239
Golden State, Tobacco Settlement, Ser B, RB
Pre-Refunded @ 100
5.625%, 06/01/13(D)	11,430	11,687
Golden State, Tobacco Settlement, Ser B, RB
Pre-Refunded @ 100
5.500%, 06/01/13(D)	7,330	7,491
Kern County, TRAN
2.500%, 06/28/13	10,000	10,111
Los Angeles County, Metropolitan Transportation Authority, Ser A1, RB
0.130%, 01/03/13(A) (C)	1,040	1,040
Los Angeles County, Metropolitan Transportation Authority, Ser A2, RB
0.110%, 01/01/13(A) (C)	25,000	25,000
Los Angeles, Department of Water & Power, Ser A-3, RB
0.100%, 01/03/13(A) (C)	2,500	2,500
Los Angeles, Department of Water & Power, Ser A-8, RB
0.080%, 01/03/13(A) (C)	3,000	3,000

Description	Face Amount (000)	Value (000)

Los Angeles, Department of Water & Power, Ser B-1, RB
0.080%, 01/03/13(A) (C)	$6,000	$6,000
Los Angeles, Department of Water & Power, Ser B-2, RB
0.080%, 01/01/13(A) (C)	12,200	12,200
Los Angeles, Department of Water & Power, Ser B-3, RB
0.090%, 01/01/13(A) (C)	860	860
Los Angeles, Department of Water & Power, Ser B-4, RB
0.110%, 01/03/13(A) (C)	14,075	14,075
Los Angeles, Department of Water & Power, Ser B-6, RB
0.050%, 01/01/13(A) (C)	2,600	2,600
Los Angeles, Unified School District, Ser A, GO, AGM
Pre-Refunded @ 100
5.000%, 07/01/13(D)	18,305	18,741
Metropolitan Water District of Southern California, Ser A-1, RB
0.130%, 01/03/13(A) (C)	10,000	10,000
Metropolitan Water District of Southern California, Ser A-2, RB
0.130%, 01/03/13(A) (C)	11,000	11,000
Metropolitan Water District of Southern California, Ser A-3, RB
0.130%, 01/03/13(A) (C)	10,000	10,000
Modesto, Water Revenue, Ser A, RB
0.130%, 01/03/13(A) (B) (C)	4,800	4,800
Newport Beach, Hoag Memorial Hospital Project, Ser C, RB
0.100%, 01/02/13(A) (C)	14,200	14,200
Orange County, Apartment Development Authority, Riverbend Apartments Project, Ser B, RB
0.110%, 01/03/13(A) (C)	10,000	10,000
Orange County, Water District Authority, Ser A, COP
0.130%, 01/02/13(A) (B) (C)	25,350	25,350
Riverside County, Public Facilities Authority, Ser C, COP
0.130%, 01/02/13(A) (B) (C)	5,700	5,700
Riverside County, Water Authority, Ser A, RB
0.180%, 01/03/13(A) (C)	4,925	4,925
Sacramento County, Sanitation District Financing Authority, Ser E, RB
0.130%, 01/02/13(A) (B) (C)	6,700	6,700

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Description	Face Amount (000)	Value (000)

San Bernardino County, Ser A, TRAN
2.000%, 06/28/13	$4,000	$4,035
San Diego County, Regional Transportation Commission, Ser B, RB
0.110%, 01/03/13(A) (C)	9,180	9,180
San Diego County, Regional Transportation Commission, Ser D, RB
0.110%, 01/03/13(A) (C)	10,890	10,890
San Francisco City & County, Airports Commission, Ser 37C, RB
0.130%, 01/02/13(A) (B) (C)	15,900	15,900
Santa Barbara County, Ser A, RB
2.000%, 06/28/13	5,000	5,044
Santa Clara County, Financing Authority, VMC Facility Replacement Project, Ser B, RB
0.130%, 01/02/13(A) (C)	14,820	14,820
Santa Clara Valley, Transportation Authority, Ser C, RB
0.130%, 01/03/13(A) (C)	12,000	12,000
Santa Clara Valley, Transportation Authority, Ser C, RB
0.110%, 01/03/13(A) (C)	995	995
Santa Clara Valley, Transportation Authority, Ser D, RB
0.110%, 01/03/13(A) (C)	22,800	22,800
Southern California, Public Power Authority, Ser A-1, RB
0.090%, 01/02/13(A) (B) (C)	19,400	19,400
Southern California, Public Power Authority, Ser A-2, RB
0.120%, 01/02/13(A) (B) (C)	8,900	8,900
Ventura County, TRAN
2.500%, 07/01/13	5,000	5,057
West Basin, Municipal Water District, Ser A, COP, NATL-RE Pre-Refunded @ 100
5.000%, 08/01/13(D)	2,090	2,148
West Basin, Municipal Water District, Ser A, COP, NATL-RE Pre-Refunded @ 100
5.000%, 08/01/13(D)	1,345	1,380

Description	Face Amount (000)	Value (000)

West Basin, Municipal Water District, Ser A, COP, NATL-RE Pre-Refunded @ 100
5.000%, 08/01/13(D)	$1,625	$1,668

Total California		725,223

New York [4.0%]
New York City, Municipal Water Finance Authority, Ser A-2, RB
0.030%, 01/01/13(A) (C)	10,000	10,000
New York City, Municipal Water Finance Authority, Ser DD-1, RB
0.050%, 01/01/13(A) (C)	25,010	25,010

Total New York		35,010

Total Municipal Bonds
(Cost $760,233)		760,233

Commercial Paper [12.1%]
California [12.1%]
California State, Ser A-2
0.170%, 03/05/13	10,000	10,000
City & County of San Francisco
0.160%, 03/07/13	15,234	15,234
Orange County
0.160%, 01/10/13	13,130	13,130
Sacramento, Municipal Utility District
0.180%, 03/06/13	15,000	15,000
San Diego, Water Authority
0.160%, 03/05/13	13,100	13,100
0.150%, 02/01/13	10,000	10,000
0.150%, 03/05/13	6,000	6,000
San Francisco, Public Utilities Commission
0.160%, 01/10/13	15,800	15,800
Santa Clara Valley, Water District
0.150%, 03/05/13	4,085	4,085
University of California
0.180%, 02/01/13	3,400	3,400

Total California

Total Commercial Paper
(Cost $105,749)		105,749

Total Investments [98.9%]
(Cost $865,982)†		$865,982

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Money Market Fund

Percentages are based on Net Assets of $875,632 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
(A)	Put and Demand Feature — The date reported is the next reset or put date.
(B)	Securities are held in conjunction with a letter of credit from a major bank or financial institution.
(C)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(D)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
COP — Certificate of Participation
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
Ser — Series
TRAN — Tax and Revenue Anticipation Note

As of December 31, 2012, all of the Fund’s investments are Level 2.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2012 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [36.8%]
Banks [19.2%]
Bank of America
4.875%, 01/15/13	$150	$150
Barclays Bank, MTN
3.240%, 03/10/17(A)	545	567
Citigroup
6.375%, 08/12/14	1,100	1,189
Commonwealth Bank of Australia, MTN
0.897%, 10/28/13(A) (B)	1,100	1,097
Goldman Sachs Group
5.125%, 01/15/15	1,100	1,182
JPMorgan Chase
2.000%, 08/15/17	940	960
Morgan Stanley
5.375%, 10/15/15	1,100	1,196
National Australia Bank, MTN
2.750%, 03/09/17	1,125	1,183
National Bank of Canada
1.500%, 06/26/15	905	920
Wachovia
5.750%, 06/15/17	1,100	1,303

Total Banks		9,747

Computer System Design & Services [0.3%]
IBM
2.100%, 05/06/13	140	141

Financial Services [5.4%]
Caterpillar Financial Services, MTN
1.625%, 06/01/17	545	555
Daimler Finance North America
6.500%, 11/15/13	940	987
General Electric Capital
2.950%, 05/09/16	1,100	1,159

Total Financial Services		2,701

Food, Beverage & Tobacco [4.7%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,100	1,194
Bottling Group
6.950%, 03/15/14	1,100	1,183

Total Food, Beverage & Tobacco		2,377

Investment Banker/Broker Dealer [2.3%]
Merrill Lynch, MTN
5.000%, 01/15/15	1,100	1,175

Oil, Gas & Consumable Fuels [2.6%]
ConocoPhillips Canada Funding I
5.625%, 10/15/16	1,100	1,290

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [2.3%]
AT&T
2.400%, 08/15/16	$1,100	$1,148

Total Corporate Bonds
(Cost $18,331)		18,579

U.S. Government Agency Obligations [29.0%]
FHLB
0.375%, 11/27/13	500	501
FHLMC
4.375%, 07/17/15	1,800	1,982
1.250%, 05/12/17	1,800	1,842
1.000%, 07/30/14	2,000	2,024
1.000%, 09/29/17	940	950
FNMA
5.000%, 03/15/16	1,800	2,060
1.000%, 10/16/17	1,300	1,301
0.500%, 07/02/15	4,000	4,014

Total U.S. Government Agency Obligations
(Cost $14,576)		14,674

U.S. Government Mortgage-Backed Obligations [16.9%]
FHLMC, Pool G12806
5.500%, 09/01/22	98	105
FHLMC, Pool G18247
5.000%, 04/01/23	61	65
FHLMC, Pool G18251
5.000%, 05/01/23	93	100
FHLMC, Pool G18321
4.500%, 08/01/24	49	53
FHLMC, Pool J04241
5.500%, 01/01/22	45	48
FHLMC, Pool J04459
5.000%, 03/01/22	59	63
FHLMC, Pool J04508
5.000%, 03/01/22	76	83
FHLMC, Pool J07575
5.000%, 04/01/23	49	53
FHLMC REMIC, Ser 2004-2825, Cl VP
5.500%, 06/15/15	3,005	3,112
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	897	926
FHLMC REMIC, Ser 2012-4077, Cl BA
2.000%, 05/15/42	523	537
FNMA, Pool 837196
5.500%, 02/01/21	102	110
FNMA, Pool 933915
4.500%, 06/01/23	92	99
FNMA, Pool 961783
4.500%, 02/01/23	105	113
FNMA REMIC, Ser 2010-39, Cl PD
3.000%, 06/25/38	893	911

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Limited Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	$580	$594
FNMA REMIC, Ser 2012-1, Cl AE
1.750%, 12/25/21	467	480
FNMA REMIC, Ser 2012-56, Cl A
7.000%, 11/25/28	57	57
GNMA, Ser 2012-3, Cl AK
3.000%, 01/16/27	986	1,042

Total U.S. Government Mortgage-Backed Obligations
(Cost $8,455)		8,551

U.S. Treasury Obligations [8.0%]
U.S. Treasury Notes
4.250%, 08/15/15	1,000	1,102
2.375%, 09/30/14	1,400	1,452
0.250%, 06/30/14	1,500	1,500

Total U.S. Treasury Obligations
(Cost $3,995)		4,054

Municipal Bonds [4.0%]
California [4.0%]
Southern California, Public Power Authority, Ser B, RB, AGM, ETM
6.930%, 05/15/17	1,195	1,485
University of California, RB (A)
1.988%, 06/14/13	545	547

Total California		2,032

Total Municipal Bonds
(Cost $1,942)		2,032

Sovereign Debt [2.3%]
Province of Ontario, Canada
1.600%, 09/21/16	1,100	1,135

Total Sovereign Debt
(Cost $1,119)		1,135

Asset-Backed Securities [0.5%]
Mercedes-Benz Auto Receivables Trust, Ser 2009-1, Cl A4
2.430%, 03/15/16	165	166
USAA Auto Owner Trust, Ser 2009-2, Cl A4
2.530%, 07/15/15	89	90

Total Asset-Backed Securities
(Cost $254)		256

Description	Shares	Value (000)

Short-Term Investments [1.9%]
CNI Government Money Market Fund, Cl I, 0.010%*‡	488,711	$488
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	488,711	489

Total Short-Term Investments
(Cost $977)		977

Total Investments [99.4%]
(Cost $49,649)†		$50,258

Percentages are based on Net Assets of $50,542 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $49,649 ($ Thousands), and the unrealized appreciation and depreciation were $633 ($ Thousands) and $(24) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2012.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2012, the value of these securities amounted to $1,097 ($ Thousands), representing 2.2% of the net assets of the Fund.

AGM — Assured Guarantee Municipal
Cl — Class
ETM — Escrowed to Maturity
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
RB — Revenue Bond
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$18,579	$—	$18,579
U.S. Government Agency Obligations	—	14,674	—	14,674
U.S. Government Mortgage-Backed Obligations	—	8,551	—	8,551
U.S. Treasury Obligations	—	4,054	—	4,054
Municipal Bonds	—	2,032	—	2,032
Sovereign Debt	—	1,135	—	1,135
Asset-Backed Securities	—	256	—	256
Short-Term Investments	977	—	—	977
Total Investments in Securities	$977	$49,281	$—	$50,258

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Government Bond Fund

Description	Face Amount (000)	Value (000)

U.S. Government Mortgage-Backed Obligations [53.2%]
FHLMC REMIC, Ser 2010-3775, Cl MH
4.000%, 12/15/40	$6,574	$7,113
FHLMC REMIC, Ser 2011-3805, Cl EK
4.000%, 06/15/40	5,088	5,367
FHLMC REMIC, Ser 2011-3806, Cl UP
4.500%, 02/15/41	6,987	7,652
FHLMC REMIC, Ser 2011-3877, Cl ND
3.000%, 02/15/25	3,558	3,674
FHLMC REMIC, Ser 2012-4020, Cl EJ
3.000%, 02/15/42	4,506	4,682
FHLMC REMIC, Ser 2012-4021, Cl P
3.000%, 03/15/27	6,093	6,386
FHLMC REMIC, Ser 2012-4077, Cl BA
2.000%, 05/15/42	7,822	8,027
FNMA, Pool 735288
5.000%, 03/01/35	5,561	6,064
FNMA ARM
2.758%, 03/01/34(A)	248	265
FNMA REMIC, Ser 2011-144, Cl CE
1.250%, 06/25/35	1,402	1,402
FNMA REMIC, Ser 2011-79, Cl GC
2.000%, 12/25/22	5,017	5,140
FNMA REMIC, Ser 2011-99, Cl AV
4.000%, 08/25/24	7,388	7,939
FNMA REMIC, Ser 2012-32, Cl DE
3.000%, 12/25/26	7,478	7,808
FNMA REMIC, Ser 2012-56, Cl A
7.000%, 11/25/28	284	283
GNMA, Pool 329656
8.000%, 08/15/22	9	11
GNMA, Pool 376533
7.500%, 06/15/24	2	2
GNMA, Pool 398660
7.500%, 05/15/26	3	3
GNMA, Pool 497411
6.000%, 01/15/29	5	6
GNMA, Pool 571376
7.000%, 12/15/16	6	6
GNMA, Pool 584992
7.500%, 04/15/32	29	32
GNMA ARM(A)
1.750%, 04/20/35	363	380
1.750%, 08/20/35	75	78

Description	Face Amount (000)/ Shares	Value (000)

GNMA CMO, Ser 2010-87, Cl NE
3.000%, 09/20/38	$6,200	$6,422
GNMA CMO, Ser 2010-99, Cl XJ
3.500%, 08/20/39	6,522	6,928
GNMA CMO, Ser 2012-43, Cl HA
3.500%, 06/20/40	7,750	8,187

Total U.S. Government Mortgage-Backed Obligations
(Cost $92,916)		93,857

U.S. Government Agency Obligations [39.3%]
Egypt Government AID Bond
4.450%, 09/15/15	8,000	8,858
FAMC, MTN
3.250%, 06/25/14	7,000	7,292
FHLB
3.250%, 09/12/14	3,000	3,150
1.000%, 06/09/17	7,000	7,081
0.683%, 04/08/14(A)	8,000	8,043
FHLMC
1.000%, 09/29/17	4,000	4,042
FNMA
1.000%, 10/16/17	7,000	7,008
Israel Government AID Bond
4.154%, 05/15/20(B)	15,528	13,696
Tennessee Valley Authority, Ser E
6.250%, 12/15/17	8,000	10,087

Total U.S. Government Agency Obligations
(Cost $65,871)		69,257

U.S. Treasury Obligations [5.5%]
U.S. Treasury Notes
1.375%, 11/30/15	5,500	5,662
1.250%, 02/15/14	4,000	4,046

Total U.S. Treasury Obligations
(Cost $9,474)		9,708

Short-Term Investments [1.8%]
CNI Charter Government Money Market Fund, Cl I, 0.010%*‡	1,556,551	1,556
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	1,556,551	1,557

Total Short-Term Investments
(Cost $3,113)		3,113

Total Investments [99.8%]
(Cost $171,374)†		$175,935

Percentages are based on Net Assets of $176,229 ($ Thousands).

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Government Bond Fund

†
At December 31, 2012, the tax basis cost of the Fund's investments was $171,374 ($ Thousands), and the unrealized appreciation and depreciation were $4,704 ($ Thousands) and $(143) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2012.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.

AID — Agency for International Development
ARM — Adjustable Rate Mortgage
Cl — Class
CMO — Collateralized Mortgage Obligation
FAMC — Federal Agriculture Mortgage Corporation
FHLB — Federal Home Loan Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Mortgage-Backed Obligations	$—	$93,857	$—	$93,857
U.S. Government Agency Obligations	—	69,257	—	69,257
U.S. Treasury Obligations	—	9,708	—	9,708
Short-Term Investments	3,113	—	—	3,113
Total Investments in Securities	$3,113	$172,822	$—	$175,935

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [89.2%]
Banks [9.3%]
Barclays Bank, MTN
3.240%, 03/10/17(A)	$1,950	$2,028
Citigroup
5.850%, 08/02/16	980	1,120
5.500%, 02/15/17	250	277
Countrywide Financial
6.250%, 05/15/16	1,200	1,317
Credit Suisse
5.500%, 08/15/13	1,250	1,290
Deutsche Bank, MTN
3.875%, 08/18/14	853	896
JPMorgan Chase
6.000%, 10/01/17	2,390	2,829
Nordea Bank
2.250%, 03/20/15(B)	500	512
Wachovia Bank, MTN
4.800%, 11/01/14	2,179	2,339

Total Banks		12,608

Coatings/Paint [1.1%]
Sherwin-Williams
3.125%, 12/15/14	1,450	1,517

Communication & Media [1.0%]
Comcast Cable Communications Holdings
8.375%, 03/15/13	160	162
Time Warner Cable
5.850%, 05/01/17	1,000	1,181

Total Communication & Media		1,343

Computer System Design & Services [2.6%]
Cisco Systems
5.500%, 02/22/16	1,250	1,429
Dell
5.625%, 04/15/14	1,000	1,061
2.300%, 09/10/15	1,000	1,028

Total Computer System Design & Services		3,518

Computers-Memory Devices [0.7%]
NetApp
2.000%, 12/15/17	1,000	997

Diversified Minerals [3.7%]
BHP Billiton
5.250%, 12/15/15	2,377	2,685
Teck Resources
3.150%, 01/15/17	1,250	1,310
2.500%, 02/01/18	1,000	1,021

Total Diversified Minerals		5,016

Diversified Operations [2.1%]
3M, MTN
4.375%, 08/15/13	500	513

Description	Face Amount (000)	Value (000)

Siemens Financing
5.750%, 10/17/16(B)	$2,000	$2,318

Total Diversified Operations		2,831

Drugs [3.0%]
AbbVie
1.200%, 11/06/15(B)	1,000	1,007
Wyeth
5.500%, 02/15/16	2,750	3,141

Total Drugs		4,148

Electric Utilities [2.6%]
American Electric Power
1.650%, 12/15/17	1,000	1,003
Commonwealth Edison
6.950%, 07/15/18	1,000	1,228
Exelon
4.900%, 06/15/15	1,138	1,239

Total Electric Utilities		3,470

Financial Services [15.8%]
American Express Credit, MTN
2.800%, 09/19/16	2,600	2,751
Caisse Centrale Desjardins du Quebec
2.650%, 09/16/15(B)	3,000	3,141
CME Group
5.400%, 08/01/13	95	98
Daimler Finance North America(B)
2.300%, 01/09/15	1,350	1,383
1.875%, 09/15/14	1,000	1,016
Ford Motor Credit
8.000%, 12/15/16	1,000	1,208
General Electric Capital
2.150%, 01/09/15	3,000	3,081
Harley-Davidson Financial Services, MTN
3.875%, 03/15/16(B)	1,000	1,073
HSBC Finance
5.250%, 04/15/15	1,250	1,355
Nissan Motor Acceptance, MTN
1.950%, 09/12/17(B)	2,000	2,027
Penske Truck Leasing
3.750%, 05/11/17(B)	750	785
3.125%, 05/11/15(B)	500	510
VW Credit, MTN
1.875%, 10/13/16	3,000	3,051

Total Financial Services		21,479

Food, Beverage & Tobacco [3.3%]
Anheuser-Busch InBev Worldwide
5.375%, 11/15/14	1,195	1,297
Bottling Group
6.950%, 03/15/14	1,000	1,075
5.500%, 04/01/16	1,000	1,143

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)	Value (000)

Dr Pepper Snapple Group
2.900%, 01/15/16	$1,000	$1,054

Total Food, Beverage & Tobacco		4,569

Household Furniture & Fixtures [0.4%]
Newell Rubbermaid
2.000%, 06/15/15	500	507

Internet Security [0.8%]
Symantec
2.750%, 09/15/15	1,000	1,034

Investment Banker/Broker Dealer [5.9%]
Goldman Sachs Group
5.625%, 01/15/17	1,700	1,866
Jefferies Group
8.500%, 07/15/19	1,370	1,637
Macquarie Group
6.000%, 01/14/20(B)	2,000	2,164
Morgan Stanley, MTN
6.250%, 08/28/17	2,000	2,289

Total Investment Banker/Broker Dealer		7,956

Medical Products & Services [4.3%]
Genentech
4.750%, 07/15/15	2,500	2,757
Teva Pharmaceutical Finance IV
1.700%, 11/10/14	3,000	3,069

Total Medical Products & Services		5,826

Medical-HMO [1.0%]
UnitedHealth Group
4.875%, 03/15/15	1,205	1,313

Metal-Copper [0.8%]
Freeport-McMoRan Copper & Gold
1.400%, 02/13/15	1,000	998

Metals & Mining [0.8%]
Rio Tinto
2.250%, 09/20/16	1,100	1,141

Petroleum & Fuel Products [9.7%]
BP Capital Markets
5.250%, 11/07/13	2,000	2,081
ConocoPhillips Canada Funding I
5.625%, 10/15/16	2,000	2,345
Kinder Morgan Energy Partners
6.000%, 02/01/17	1,000	1,168
Shell International Finance
3.250%, 09/22/15	2,500	2,670
Spectra Energy
5.500%, 03/01/14	615	647
Total Capital International
1.500%, 02/17/17	2,980	3,003

Description	Face Amount (000)	Value (000)

Transocean
6.000%, 03/15/18	$1,000	$1,160

Total Petroleum & Fuel Products		13,074

Real Estate Investment Trusts [4.3%]
HCP
5.650%, 12/15/13	500	523
5.625%, 05/01/17	500	571
Health Care
4.700%, 09/15/17	1,000	1,116
Kimco Realty
6.875%, 10/01/19	1,080	1,334
Simon Property Group
6.100%, 05/01/16	2,000	2,307

Total Real Estate Investment Trusts		5,851

Retail [6.8%]
Kroger
5.500%, 02/01/13	450	452
Lowe's
6.100%, 09/15/17	3,000	3,643
McDonald's, MTN
0.750%, 05/29/15	1,000	1,007
Tesco
2.000%, 12/05/14(B)	2,000	2,044
Wal-Mart Stores
2.875%, 04/01/15	2,000	2,101

Total Retail		9,247

Telephones & Telecommunications [9.2%]
AT&T
5.100%, 09/15/14	2,000	2,148
2.400%, 08/15/16	1,870	1,951
Motorola Solutions
6.000%, 11/15/17	1,000	1,174
Telefonica Emisiones
6.421%, 06/20/16	1,000	1,107
Verizon Communications
5.550%, 02/15/16	2,195	2,500
Vivendi
3.450%, 01/12/18(B)	1,000	1,033
Vodafone Group
5.000%, 09/15/15	2,250	2,496

Total Telephones & Telecommunications		12,409

Total Corporate Bonds
(Cost $116,122)		120,852

U.S. Government Mortgage-Backed Obligations [2.2%]
FNMA REMIC, Ser 2002-56, Cl MC
5.500%, 09/25/17	186	200

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Corporate Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

GNMA, Ser 2012-3, Cl AK
3.000%, 01/16/27	$2,672	$2,821

Total U.S. Government Mortgage-Backed Obligations
(Cost $2,996)		3,021

Unaffiliated Registered Investment Company [1.9%]
Vanguard High-Yield Corporate Fund	427,350	2,611

Total Unaffiliated Registered Investment Company
(Cost $2,500)		2,611

Sovereign Debt [1.1%]
Korea National Oil
2.875%, 11/09/15(B)	1,000	1,042
United Mexican States, MTN
5.875%, 01/15/14	450	471

Total Sovereign Debt
(Cost $1,451)		1,513

Municipal Bond [0.2%]
California [0.2%]
California State, GO
5.700%, 11/01/21	185	221

Total Municipal Bond
(Cost $188)		221

Short-Term Investments [2.6%]
CNI Prime Money Market Fund, Cl I, 0.030%*‡	1,743,658	1,743
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%*	1,743,658	1,744

Total Short-Term Investments
(Cost $3,487)		3,487

Repurchase Agreement [2.2%]
Barclays
0.200%, dated 12/31/12, repurchased on 01/02/13, repurchase price $3,000,033 (collateralized by a U.S. Treasury Note, par value $2,775,000, 2.625%, 11/15/20; with total market value $3,060,022)	3,000	3,000

Total Repurchase Agreement
(Cost $3,000)		3,000

Total Investments [99.4%]
(Cost $129,744)†		$134,705

Percentages are based on Net Assets of $135,560 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $129,744 ($ Thousands), and the unrealized appreciation and depreciation were $4,993 ($ Thousands) and $(32) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2012.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(B)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2012, the value of these securities amounted to $20,055 ($ Thousands), representing 14.8% of the net assets of the Fund.

Cl — Class
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
GO — General Obligation
HMO — Health Maintenance Organization
MTN — Medium Term Note
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series

The following is a list of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$120,852	$—	$120,852
U.S. Government Mortgage-Backed Obligations	—	3,021	—	3,021
Unaffiliated Registered Investment Company	2,611	—	—	2,611
Sovereign Debt	—	1,513	—	1,513
Municipal Bond	—	221	—	221
Short-Term Investments	3,487	—	—	3,487
Repurchase Agreement	—	3,000	—	3,000
Total Investments in Securities	$6,098	$128,607	$—	$134,705

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Municipal Bonds [95.6%]
Arizona [1.3%]
Arizona State, School Facilities Board, Ser C, COP, AGM
Callable 09/01/14 @ 100
5.000%, 09/01/15	$750	$797

California [92.5%]
Bay Area, Infrastructure Financing Authority, State Payment Acceleration Project, RB, NATL-RE, FGIC
Callable 08/01/14 @ 100
5.000%, 08/01/17	860	912
California State, Economic Recovery Authority, Ser A, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/15	965	1,031
California State, Economic Recovery Authority, Ser B, GO
4.000%, 07/01/23(A)	750	787
California State, Educational Facilities Authority, Loyola Marymount, RB
4.000%, 10/01/13	500	513
California State, Educational Facilities Authority, Stanford University Project, Ser T-4, RB
5.000%, 03/15/14	350	370
California State, GO
Callable 03/01/15 @ 100
5.000%, 03/01/16	1,500	1,632
California State, GO
Callable 02/04/13 @ 100
5.000%, 02/01/18	175	176
California State, GO
4.000%, 02/01/18	1,000	1,135
California State, GO
5.000%, 09/01/20	1,000	1,229
California State, GO
5.000%, 09/01/21	1,200	1,485
California State, GO
Callable 11/01/20 @ 100
5.000%, 11/01/22	1,025	1,229
California State, GO
Callable 09/01/21 @ 100
5.250%, 09/01/25	900	1,079
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 10/01/15	450	500
California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/17	500	599

Description	Face Amount (000)	Value (000)

California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 11/15/17	$375	$440
California State, Health Facilities Financing Authority, Ser A, RB
5.000%, 07/01/18	500	577
California State, Health Facilities Financing Authority, Ser A, RB
5.500%, 08/15/18	125	153
California State, Public Works Board, Department of Corrections-Administration Project, Ser A, RB, AMBAC
Callable 02/04/13 @ 100
5.250%, 03/01/18	155	156
California State, Public Works Board, Department of Corrections-State Prisons, Ser A, RB, AMBAC
5.000%, 12/01/19	850	963
California State, Public Works Board, Department of Mental Health Project, Ser A, RB
5.250%, 06/01/13	200	204
California State, Public Works Board, Ser A, RB
4.000%, 04/01/17	500	553
California State, Public Works Board, Ser G-1, RB
Callable 10/01/19 @ 100
5.250%, 10/01/23	250	291
California State, Public Works Board, State Prisons, Ser C, RB
5.000%, 10/01/16	1,000	1,137
California State, Public Works Board, University of California Project, Ser C-1, RB
Callable 03/01/20 @ 100
5.000%, 03/01/21	660	803
California State, Public Works Board, University of California Research Project, Ser L, RB, NATL-RE
Callable 11/01/15 @ 100
5.250%, 11/01/16	1,000	1,125
California Statewide, Communities Development Authority, Kaiser Permanente, Ser A, RB
5.000%, 04/01/19	250	297

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

California Statewide, Communities Development Authority, Kaiser Permanente, Ser B, RB
3.900%, 08/01/31(A)	$625	$652
California Statewide, Communities Development Authority, Ser A, RB
5.000%, 08/15/18	200	239
Carlsbad, Public Financing Authority, Municipal Golf Course Project, Ser A, RB, AMBAC
4.500%, 09/01/16	350	389
Castaic Lake, Water Agency, Water Systems Improvement Project, Ser A, COP, NATL-RE
7.000%, 08/01/13	300	311
El Camino, Hospital District, GO, NATL-RE
Callable 02/01/17 @ 100
5.000%, 08/01/20	500	574
El Dorado, Irrigation District, Ser A, RB, AGM
4.500%, 03/01/19	500	576
Gilroy, Unified School District, GO
3.655%, 04/01/13(B)	500	499
Gilroy, Unified School District, GO, NATL-RE, FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/19	800	821
Golden State, Tobacco Settlement, Enhanced-Asset Backed, Ser A, RB, AMBAC
Callable 01/22/13 @ 100
5.000%, 06/01/20	500	501
Jefferson, Unified High School District, Ser A, GO, NATL-RE, FGIC
5.000%, 08/01/14	200	210
Los Angeles County, Metropolitan Transportation Authority, RB
Callable 07/01/19 @ 100
5.000%, 07/01/23	350	421
Los Angeles County, Metropolitan Transportation Authority, Proposition C, Ser A, RB, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/16	200	214

Description	Face Amount (000)	Value (000)

Los Angeles County, Sanitation Districts Financing Authority, Capital Projects (District #14), Sub-Ser B, RB, NATL-RE, FGIC
3.750%, 10/01/14	$175	$185
Los Angeles, Department of Airports, Ser C, RB
4.000%, 05/15/17	545	615
Los Angeles, Department of Water & Power, Power Systems Project, Sub-Ser A-2, RB, AGM
Callable 07/01/15 @ 100
5.000%, 07/01/25	1,000	1,103
Los Angeles, Municipal Improvement Authority, Capital Equipment, Ser A, RB
4.000%, 11/01/19	575	633
Los Angeles, Municipal Improvement Authority, Central Library Project, Ser A, RB, NATL-RE
Callable 02/04/13 @ 100
5.500%, 06/01/18	500	502
Los Angeles, Municipal Improvement Authority, Real Property, Ser E, RB
5.000%, 09/01/15	275	303
Los Angeles, Municipal Improvement Authority, Ser C, RB
4.000%, 09/01/16	500	542
Los Angeles, Unified School District, Ser A-1, GO, NATL-RE
Callable 07/01/14 @ 100
5.000%, 07/01/17	165	176
Los Angeles, Unified School District, Ser E, GO, AGM
Callable 07/01/17 @ 100
5.000%, 07/01/19	500	586
Los Angeles, Unified School District, Ser I, GO
Callable 07/01/19 @ 100
5.250%, 07/01/23	1,000	1,188
Los Angeles, Wastewater Systems Authority, Ser A, RB
5.000%, 06/01/14	825	879
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/17	1,000	1,159
Modesto, Irrigation District, Ser A, RB
5.000%, 07/01/21	310	374

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Mount San Antonio, Community College District, GO
3.309%, 05/01/15(B)	$635	$623
Mountain View, School District Community Facilities District, GO, NATL-RE
2.005%, 08/01/16(B)	100	92
M-S-R, Public Power Agency, Sub-Ser L, RB, AGM
5.000%, 07/01/18	500	589
Orange County, Public Financing Authority, RB, NATL-RE
5.000%, 07/01/17	1,050	1,210
Orange County, Sanitation District, Ser A, COP
3.000%, 02/01/17	500	544
Port of Oakland, Ser B, RB, NATL-RE
Callable 11/01/17 @ 100
5.000%, 11/01/23	500	550
Port of Oakland, Ser C, RB, NATL-RE
5.000%, 11/01/15	450	503
Riverside County, Ser A, COP, AMBAC
5.000%, 11/01/17	1,600	1,825
Sacramento County, Sanitation Districts Financing Authority, Ser A, RB, NATL-RE, FGIC
5.250%, 12/01/23	650	834
Sacramento, Area Flood Control Agency, Ser A, SAB, NATL-RE, FGIC
Callable 10/01/17 @ 100
5.000%, 10/01/21	400	462
Sacramento, City Financing Authority, EPA Building Project, Ser A, RB, AMBAC
Callable 02/04/13 @ 100
4.750%, 05/01/17	525	526
Sacramento, Municipal Utility District, Ser T, RB, NATL-RE, FGIC
Callable 05/15/14 @ 100
5.250%, 05/15/22	115	122
Sacramento, Unified School District, Election of 2002, GO, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/18	300	328
San Diego, Public Facilities Financing Authority Sewer Revenue, Ser A, RB
Callable 05/15/20 @ 100
5.250%, 05/15/24	500	608

Description	Face Amount (000)	Value (000)

San Diego, Public Facilities Financing Authority, Ser B, RB
5.000%, 05/15/14	$750	$797
San Francisco City & County, Airports Commission, Ser B, RB
5.000%, 05/01/17	495	577
San Francisco City & County, Finance, RB, NATL-RE
Callable 07/01/14 @ 100
3.750%, 07/01/18	500	515
San Francisco City & County, Multiple Capital Improvement Projects, Ser B, COP
Callable 04/01/19 @ 100
5.000%, 04/01/22	735	852
San Francisco City & County, Public Utilities Commission Water Revenue, Ser D, RB
4.000%, 11/01/19	1,000	1,167
San Francisco City & County, Public Utilities Commission Water Revenue, Sub-Ser A, RB
5.000%, 11/01/20	250	314
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA
5.000%, 08/01/17	540	591
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE, FGIC
5.250%, 08/01/13	500	513
San Francisco City & County, Redevelopment Agency, Redevelopment Projects, Ser B, TA, NATL-RE, FGIC
Callable 08/01/13 @ 100
5.250%, 08/01/18	600	611
San Francisco, Bay Area Transit Financing Authority, Ser A, RB, NATL-RE
Callable 07/01/15 @ 100
5.000%, 07/01/24	550	603
San Mateo County, Transportation Authority, Ser A, RB, NATL-RE
5.250%, 06/01/19	755	937
San Mateo, Unified High School District, GO
1.057%, 02/15/15(B)	1,000	993
Santa Clara County, Financing Authority, RB
5.000%, 02/01/20	500	597

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)

Santa Margarita, Dana Point Authority, Improvement Districts 3-3A-4-4A, Ser A, RB, AMBAC
Callable 08/01/14 @ 100
5.000%, 08/01/15	$290	$311
Santa Monica, Public Financing Authority, Ser A, RB
5.000%, 06/01/21	580	724
Southern California, Public Power Authority, Subordinated Southern Transmission Project, Ser A, RB
5.000%, 07/01/17	1,200	1,405
Turlock, Irrigation District, Ser A, RB
5.000%, 01/01/17	575	657
University of California, Regents Medical Center, Ser E, RB
Callable 05/15/17 @ 101
5.000%, 05/15/21	250	285
University of California, Ser A, RB, AMBAC
Pre-Refunded @ 100
5.125%, 05/15/13(C)	40	41
University of California, Ser A, RB, AMBAC
Callable 05/15/13 @ 100
5.125%, 05/15/15	470	478

Total California		54,812

New York [0.7%]
New York State, Local Assistance Correction Authority, Ser E, RB
6.000%, 04/01/14	370	384

Puerto Rico [1.1%]
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB, ETM
4.000%, 08/01/16	130	146
Puerto Rico, Sales Tax Financing, Sub-Ser A, RB
4.000%, 08/01/16	475	511

Total Puerto Rico		657

Total Municipal Bonds
(Cost $54,658)		56,650

Description	Shares	Value (000)

Short-Term Investment [3.0%]
CNI Charter California Tax Exempt Money Market Fund, Cl I, 0.010%*‡	1,775,022	$1,775

Total Short-Term Investment
(Cost $1,775)		1,775

Total Investments [98.6%]
(Cost $56,433)†		$58,425

Percentages are based on Net Assets of $59,254 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $56,433 ($ Thousands), and the unrealized appreciation and depreciation were $2,063 ($ Thousands) and $(71) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2012.
‡	Investment in Affiliate.
(A)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(B)	Zero coupon security. The rate reported is the effective yield at time of purchase.
(C)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
AMBAC — American Municipal Bond Assurance Company
Cl — Class
COP — Certificate of Participation
ETM — Escrowed to Maturity
FGIC — Financial Guaranty Insurance Company
GO — General Obligation
NATL-RE — National Public Finance Guarantee Corporation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$56,650	$—	$56,650
Short-Term Investment	1,775	—	—	1,775
Total Investments in Securities	$1,775	$56,650	$—	$58,425

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [41.4%]
Agriculture [0.2%]
Bunge NA Finance
5.900%, 04/01/17	$100	$114

Automotive [0.5%]
Johnson Controls
5.500%, 01/15/16	100	113
Volkswagen International Finance
2.375%, 03/22/17(A)	125	129

Total Automotive		242

Banks [10.8%]
Bank of America
10.200%, 07/15/15	100	118
Bank of America, MTN
7.375%, 05/15/14	170	184
Barclays Bank
5.125%, 01/08/20	100	114
BB&T, MTN
1.600%, 08/15/17	355	359
Capital One Financial
7.375%, 05/23/14	100	109
Citigroup
6.375%, 08/12/14	170	184
Commonwealth Bank of Australia
5.000%, 10/15/19(A)	150	174
Credit Suisse NY, MTN
5.300%, 08/13/19	150	178
Deutsche Bank, MTN
3.450%, 03/30/15	100	105
Dresdner Bank - New York
7.250%, 09/15/15	150	161
Fifth Third Bancorp
3.625%, 01/25/16	170	182
Goldman Sachs Group
3.625%, 02/07/16	355	376
ING Bank
3.750%, 03/07/17(A)	200	213
JPMorgan Chase
4.650%, 06/01/14	335	353
4.250%, 10/15/20	150	167
KeyBank
5.800%, 07/01/14	150	161
Kookmin Bank
7.250%, 05/14/14(A)	100	108
PNC Funding
4.250%, 09/21/15	325	354
3.000%, 05/19/14	125	129
Sumitomo Mitsui Banking
3.150%, 07/22/15(A)	200	210
SunTrust Banks
6.000%, 09/11/17	119	141
US Bancorp, MTN
1.650%, 05/15/17	345	351

Description	Face Amount (000)	Value (000)

Wells Fargo
3.625%, 04/15/15	$125	$133
Wells Fargo, MTN
2.100%, 05/08/17	325	336

Total Banks		4,900

Cable/Media [1.0%]
DIRECTV Holdings
3.500%, 03/01/16	170	180
TCI Communications
7.875%, 08/01/13	75	78
Time Warner Cable
4.125%, 02/15/21	165	181

Total Cable/Media		439

Chemicals [0.4%]
Dow Chemical
2.500%, 02/15/16	175	182

Computer System Design & Services [0.7%]
Hewlett-Packard
4.650%, 12/09/21	150	150
2.125%, 09/13/15	190	190

Total Computer System Design & Services		340

Drugs [0.6%]
Teva Pharmaceutical
5.550%, 02/01/16	75	85
Wyeth
5.500%, 02/15/16	160	183

Total Drugs		268

Electronic Compo-Semicon [0.7%]
Texas Instruments
1.650%, 08/03/19	345	344

Energy [1.8%]
Carolina Power & Light
5.150%, 04/01/15	80	88
Exelon
5.625%, 06/15/35	75	84
Exelon Generation
4.250%, 06/15/22(A)	100	104
Korea Electric Power
7.750%, 04/01/13	95	97
6.750%, 08/01/27	75	102
PPL Energy Supply, Ser A
5.700%, 10/15/15	75	83
Trans-Allegheny Interstate Line
4.000%, 01/15/15(A)	100	105
Virginia Electric and Power
8.875%, 11/15/38	100	170

Total Energy		833

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Finance Auto Loans [0.2%]
Toyota Motor Credit, MTN
2.000%, 09/15/16	$100	$104

Financial Services [3.6%]
American Express Credit, MTN
7.300%, 08/20/13	180	188
Associates Corp of North America
6.950%, 11/01/18	150	181
Bank of New York Mellon, MTN
3.100%, 01/15/15	175	183
General Electric Capital
2.250%, 11/09/15	350	361
General Electric Capital, MTN
6.000%, 08/07/19	125	152
4.375%, 09/16/20	150	167
HSBC Finance
6.676%, 01/15/21(A)	83	99
National Rural Utilities Cooperative Finance
10.375%, 11/01/18	125	185
UFJ Finance Aruba
6.750%, 07/15/13	125	129

Total Financial Services		1,645

Food, Beverage & Tobacco [1.0%]
Kraft Foods
6.500%, 08/11/17	150	183
PepsiCo
3.125%, 11/01/20	260	279

Total Food, Beverage & Tobacco		462

Gas-Distribution [0.2%]
KeySpan
8.000%, 11/15/30	50	68

Insurance [2.5%]
Manulife Financial
3.400%, 09/17/15	198	208
MetLife
5.000%, 06/15/15	175	193
Metropolitan Life Global Funding I
3.875%, 04/11/22(A)	125	136
Protective Life
4.300%, 06/01/13	100	101
Prudential Financial, MTN
6.200%, 01/15/15	160	177
5.375%, 06/21/20	155	181
Travelers
3.900%, 11/01/20	120	136

Total Insurance		1,132

Insurance Brokers [0.7%]
Aon
3.500%, 09/30/15	200	211

Description	Face Amount (000)	Value (000)

Marsh & McLennan
5.750%, 09/15/15	$79	$88

Total Insurance Brokers		299

Invest Mgmnt/Advis Serv [0.4%]
BlackRock
3.500%, 12/10/14	170	180

Investment Banker/Broker Dealer [1.2%]
Goldman Sachs Group
5.150%, 01/15/14	75	78
Jefferies Group
6.450%, 06/08/27	100	106
Morgan Stanley
5.300%, 03/01/13	180	181
4.750%, 04/01/14	75	78
Morgan Stanley, MTN
6.625%, 04/01/18	100	118

Total Investment Banker/Broker Dealer		561

Medical Products [0.2%]
Zimmer Holdings
4.625%, 11/30/19	75	85

Medical-HMO [0.6%]
UnitedHealth Group
4.750%, 02/10/14	40	42
4.700%, 02/15/21	200	233

Total Medical-HMO		275

Metal-Iron [0.4%]
Vale Overseas
5.625%, 09/15/19	165	188

Metals & Mining [0.6%]
Rio Tinto Finance USA
6.500%, 07/15/18	100	124
Vale Overseas
6.875%, 11/21/36	100	124

Total Metals & Mining		248

Multi-Media [1.5%]
CBS
3.375%, 03/01/22	175	182
Time Warner
7.700%, 05/01/32	150	210
5.875%, 11/15/16	115	134
Viacom
6.250%, 04/30/16	125	145

Total Multi-Media		671

Networking Products [0.3%]
Cisco Systems
5.500%, 01/15/40	100	127

Office Automation and Equip [0.4%]
Xerox
6.350%, 05/15/18	160	185

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

Oil, Gas & Consumable Fuels [2.1%]
BP Capital Markets
3.200%, 03/11/16	$100	$107
3.125%, 10/01/15	345	366
Husky Energy
3.950%, 04/15/22	150	161
Marathon Oil
6.000%, 10/01/17	150	180
Petrobras International Finance
3.875%, 01/27/16	100	106
Total Capital International
1.500%, 02/17/17	100	101

Total Oil, Gas & Consumable Fuels		1,021

Petroleum & Fuel Products [2.7%]
Anadarko Finance
7.500%, 05/01/31	150	198
DCP Midstream
9.750%, 03/15/19(A)	114	151
Energy Transfer Partners
6.625%, 10/15/36	75	88
Enterprise Products Operating
6.500%, 01/31/19	140	175
3.700%, 06/01/15	125	133
Kinder Morgan Energy Partners
5.950%, 02/15/18	150	179
5.300%, 09/15/20	125	146
ONEOK
4.250%, 02/01/22	100	109
ONEOK Partners
2.000%, 10/01/17	80	81

Total Petroleum & Fuel Products		1,260

Pharmacy Services [0.3%]
Aristotle Holding
3.500%, 11/15/16(A)	150	160

Property Trust [0.3%]
WEA Finance
7.500%, 06/02/14(A)	125	136

REITS-Health Care [0.8%]
HCP
2.625%, 02/01/20	195	194
Health Care
4.950%, 01/15/21	165	181

Total REITS-Health Care		375

REITS-Office Property [0.4%]
Boston Properties
5.875%, 10/15/19	150	179

REITS-Regional Malls [0.8%]
Simon Property Group
2.150%, 09/15/17	350	363

Retail [0.4%]
Lowe's
5.000%, 10/15/15	165	184

Description	Face Amount (000)	Value (000)

Telephones & Telecommunications [3.1%]
AT&T
5.600%, 05/15/18	$310	$374
British Telecommunications
9.625%, 12/15/30	100	159
Deutsche Telekom International Finance
8.750%, 06/15/30	75	112
6.000%, 07/08/19	50	61
GTE
6.840%, 04/15/18	100	125
New Cingular Wireless Services
8.750%, 03/01/31	75	122
Telecom Italia Capital
7.200%, 07/18/36	75	78
Telefonica Emisiones
6.421%, 06/20/16	75	83
Verizon Communications
3.000%, 04/01/16	345	367

Total Telephones & Telecommunications		1,481

Total Corporate Bonds
(Cost $17,921)		19,051

U.S. Government Mortgage-Backed Obligations [21.9%]
FHLMC, Pool A93505
4.500%, 08/01/40	90	97
FHLMC, Pool A93996
4.500%, 09/01/40	122	131
FHLMC, Pool C03490
4.500%, 08/01/40	650	700
FHLMC, Pool C09015
3.000%, 10/01/42	273	286
FHLMC, Pool C20300
6.500%, 01/01/29	6	7
FHLMC, Pool E01280
5.000%, 12/01/17	10	11
FHLMC, Pool G04222
5.500%, 04/01/38	65	70
FHLMC, Pool G04913
5.000%, 03/01/38	199	215
FHLMC, Pool G08003
6.000%, 07/01/34	41	45
FHLMC, Pool G11431
6.000%, 02/01/18	7	7
FHLMC, Pool G11880
5.000%, 12/01/20	32	35
FHLMC, Pool G18124
6.000%, 06/01/21	24	26
FHLMC, Pool J19197
3.000%, 05/01/27	251	264
FHLMC, Pool Q08998
3.500%, 06/01/42	258	275
FHLMC, Pool Q10378
3.000%, 08/01/42	269	282

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

FHLMC ARM(B)
2.778%, 01/01/35	$11	$12
2.776%, 01/01/35	7	7
2.629%, 12/01/34	19	20
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2011-K704, Cl A2
2.412%, 08/25/18	400	423
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K705, Cl A2
2.303%, 09/25/18	200	210
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K706, Cl A2
2.323%, 10/25/18	150	158
FHLMC Multifamily Structured Pass-Through Certificates, Ser 2012-K708, Cl A2
2.130%, 01/25/19	300	313
FHLMC REMIC, Ser 2007-R010, Cl VA
5.500%, 04/15/17	74	75
FHLMC REMIC, Ser 2804, Cl VC
5.000%, 07/15/21	121	133
FHLMC REMIC, Ser R003, Cl VA
5.500%, 08/15/16	32	32
FHLMC REMIC, Ser R010, Cl AB
5.500%, 12/15/19	9	9
FNMA, Pool 252570
6.500%, 07/01/29	10	12
FNMA, Pool 253183
7.500%, 04/01/30	1	1
FNMA, Pool 253398
8.000%, 08/01/30	4	5
FNMA, Pool 254510
5.000%, 11/01/17	14	15
FNMA, Pool 254545
5.000%, 12/01/17	28	31
FNMA, Pool 254685
5.000%, 04/01/18	24	26
FNMA, Pool 254949
5.000%, 11/01/33	30	33
FNMA, Pool 255814
5.500%, 08/01/35	66	72
FNMA, Pool 303168
9.500%, 02/01/25	3	4
FNMA, Pool 725424
5.500%, 04/01/34	51	56
FNMA, Pool 735060
6.000%, 11/01/34	31	35
FNMA, Pool 735228
5.500%, 02/01/35	28	30
FNMA, Pool 735230
5.500%, 02/01/35	66	73

Description	Face Amount (000)	Value (000)

FNMA, Pool 745275
5.000%, 02/01/36	$291	$316
FNMA, Pool 745418
5.500%, 04/01/36	353	386
FNMA, Pool 844809
5.000%, 11/01/35	159	173
FNMA, Pool AD0454
5.000%, 11/01/21	73	79
FNMA, Pool AD8522
4.000%, 08/01/40	91	98
FNMA, Pool AE0828
3.500%, 02/01/41	531	566
FNMA, Pool AE0949
4.000%, 02/01/41	573	615
FNMA, Pool AH0621
3.500%, 01/01/41	137	146
FNMA, Pool AJ1407
4.000%, 09/01/41	137	147
FNMA, Pool AJ7689
4.000%, 12/01/41	414	444
FNMA, Pool AJ9355
3.000%, 01/01/27	542	572
FNMA, Pool AO2970
3.000%, 05/01/42	259	271
FNMA, Pool AO4137
3.500%, 06/01/42	285	305
FNMA, Pool MA1277
2.500%, 12/01/27	199	208
FNMA ARM
2.590%, 04/01/35(B)	89	93
FNMA REMIC, Ser 136, Cl PK
6.000%, 08/25/22	12	13
FNMA REMIC, Ser 33, Cl LD
4.250%, 09/25/22	14	14
FNMA Whole Loan, Ser W6, Cl 1A6
5.500%, 07/25/34	32	33
GNMA, Pool 479168
8.000%, 02/15/30	8	8
GNMA, Pool 780315
9.500%, 12/15/17	5	5
GNMA, Pool G2 4696
4.500%, 05/20/40	287	316
GNMA, Pool G2 4747
5.000%, 07/20/40	112	124
GNMA, Pool G2 4923
4.500%, 01/20/41	149	165
GNMA, Pool G2 MA0155
4.000%, 06/20/42	376	410
NCUA Guaranteed Notes, Ser 2010-C1, Cl A2
2.900%, 10/29/20	225	240

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)	Value (000)

NCUA Guaranteed Notes, Ser 2010-R1, Cl 2A
1.840%, 10/07/20	$85	$86

Total U.S. Government Mortgage-Backed Obligations
(Cost $9,712)		10,069

U.S. Treasury Obligations [19.9%]
U.S. Treasury Bonds
6.250%, 08/15/23	1,050	1,505
5.250%, 11/15/28	725	1,002
4.375%, 02/15/38	950	1,233
U.S. Treasury Notes
2.750%, 02/15/19	795	880
2.625%, 04/30/16	385	413
2.625%, 11/15/20	425	466
2.375%, 07/31/17	710	766
1.750%, 05/15/22	775	782
1.250%, 04/30/19	1,300	1,319
0.875%, 07/31/19	815	805

Total U.S. Treasury Obligations
(Cost $8,699)		9,171

U.S. Government Agency Obligations [7.9%]
FHLMC
2.500%, 01/07/14	380	389
FNMA
4.625%, 10/15/13	415	429
2.875%, 12/11/13	460	472
2.375%, 07/28/15	830	873
1.375%, 11/15/16	370	381
1.125%, 04/27/17	200	204
0.625%, 10/30/14	860	865

Total U.S. Government Agency Obligations
(Cost $3,577)		3,613

Asset-Backed Securities [3.9%]
American Express Credit Account Master Trust, Ser 2008-5, Cl A
1.009%, 03/15/16(B)	200	201
American Express Credit Account Master Trust, Ser 2009-2, Cl A
1.459%, 03/15/17(B)	575	587
Bayview Financial Acquisition Trust, Ser 2007-A, Cl 1A2
6.205%, 05/28/37	163	165
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.000%, 07/25/28(C)	3	—
Discover Card Master Trust, Ser 2010-A1, Cl A1
0.859%, 09/15/15(B)	650	651

Description	Face Amount (000)	Value (000)

GMAC Mortgage Corporation Loan Trust, Ser 2004-GH1, Cl A6
4.810%, 07/25/35	$69	$67
Green Tree Financial, Ser 1997-7, Cl A6
6.760%, 07/15/29	45	48
RAAC, Ser 2004-SP1, Cl AI4
5.285%, 08/25/27(B)	30	30
Residential Asset Mortgage Products, Ser 2002-RS3, Cl AI5
5.572%, 06/25/32(B)	39	33

Total Asset-Backed Securities
(Cost $1,793)		1,782

Commercial Mortgage-Backed Obligations [1.9%]
Citigroup, Ser 2005-CD1
5.390%, 07/15/44(B)	200	222
Citigroup, Ser 2007-CD4, Cl A2B
5.205%, 12/11/49	32	32
Commercial Mortgage, Ser 2005-C5, Cl A5A
5.116%, 06/10/44(B)	200	221
Commercial Mortgage Trust, Ser CR2, Cl A4
3.147%, 08/15/45	125	132
Wachovia Bank Commercial Mortgage Trust, Ser 2005-C22
5.469%, 12/15/44(B)	250	279

Total Commercial Mortgage-Backed Obligations
(Cost $830)		886

Residential Mortgage-Backed Securities [0.5%]
Banc of America Alternative Loan Trust, Ser 2004-2, Cl 5A1
5.500%, 03/25/19	50	52
Chase Mortgage Finance, Ser 2003-S13, Cl A11
5.500%, 11/25/33	31	31
Residential Accredit Loans, Ser 2004-QS5, Cl A5
4.750%, 04/25/34	17	17
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	26	26
WaMu Mortgage Pass-Through Certificates, Ser 2004-CB2, Cl 5A
5.000%, 07/25/19	79	82

Total Residential Mortgage-Backed Securities
(Cost $202)		208

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2012 (Unaudited)

Full Maturity Fixed Income Fund

Description	Face Amount (000)/ Shares	Value (000)

Sovereign Debt [0.3%]
United Mexican States, MTN
5.125%, 01/15/20	$100	$119

Total Sovereign Debt
(Cost $99)		119

Municipal Bond [0.2%]
Puerto Rico [0.2%]
Government Development Bank for Puerto Rico, Ser B, RB
4.704%, 05/01/16	100	101

Total Municipal Bond
(Cost $100)		101

Short-Term Investments [1.5%]
CNI Government Money Market Fund, Cl I, 0.010%*‡	336,876	337
SEI Daily Income Trust Government Fund, Cl A, 0.020%*	336,876	337

Total Short-Term Investments
(Cost $674)		674

Total Investments [99.4%]
(Cost $43,607)†		$45,674

Percentages are based on Net Assets of $45,968 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $43,607 ($ Thousands), and the unrealized appreciation and depreciation were $2,120 ($ Thousands) and $(53) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2012.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2012, the value of these securities amounted to $1,725 ($ Thousands), representing 3.8% of the net assets of the Fund.

(B)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(C)	In default on interest payments. Rate shown represents the last coupon rate prior to default.

ARM — Adjustable Rate Mortgage
Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
HMO — Health Maintenance Organization
MTN — Medium Term Note
NCUA — National Credit Union Administration
RB — Revenue Bond
REIT — Real Estate Investment Trust
REMIC — Real Estate Mortgage Investment Conduit
Ser — Series
Amounts designated as "—" are either $0 or have been rounded to $0.

The following is a list of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$19,051	$—	$19,051
U.S. Government Mortgage-Backed Obligations	—	10,069	—	10,069
U.S. Treasury Obligations	—	9,171	—	9,171
U.S. Government Agency Obligations	—	3,613	—	3,613
Asset-Backed Securities	—	1,782	—	1,782
Commercial Mortgage-Backed Obligations	—	886	—	886
Residential Mortgage-Backed Securities	—	208	—	208
Sovereign Debt	—	119	—	119
Municipal Bond	—	101	—	101
Short-Term Investments	674	—	—	674
Total Investments in Securities	$674	$45,000	$—	$45,674

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Corporate Bonds [94.2%]
Advertising Agencies [0.8%]
MDC Partners
11.000%, 11/01/16(A)	$1,075	$1,181

Total Advertising Agencies		1,181

Aerospace & Defense [0.1%]
Global Aviation Holdings
14.000%, 08/15/13(B) (F)	547	175

Airlines [0.6%]
American Airlines, Ser 2011-2, Cl A Pass-Through Trust
8.625%, 10/15/21	470	488
Continental Airlines, Ser 2007-1, Cl C
7.339%, 04/19/14 (F)	196	204
Continental Airlines, Ser 2009-2, Cl B Pass-Through Trust
9.250%, 05/10/17 (F)	145	158

Total Airlines		850

Apparel/Textiles [0.4%]
Levi Strauss
6.875%, 05/01/22	620	665

Applications Software [0.5%]
Nuance Communications
5.375%, 08/15/20(A)	775	810

Auto Rent & Lease [0.2%]
Avis Budget Car Rental
8.250%, 01/15/19	300	331

Autoparts [0.7%]
Asbury Automotive Group
7.625%, 03/15/17	100	103
Stanadyne
10.000%, 08/15/14	900	835
Stanadyne Holdings
12.000%, 02/15/15(C)	225	153

Total Autoparts		1,091

Broadcasting & Cable [4.0%]
Bresnan Broadband Holdings
8.000%, 12/15/18(A)	750	810
Cablevision Systems
8.000%, 04/15/20	400	450
CSC Holdings
7.625%, 07/15/18	100	115
6.750%, 11/15/21(A)	300	333
DCP
10.750%, 08/15/15(A)	500	522
DISH DBS
5.875%, 07/15/22	875	941
Local TV Finance
9.250%, 06/15/15(A)	122	123
Newport Television
13.000%, 03/15/17(A)	149	159

Description	Face Amount (000)	Value (000)

Unitymedia Hessen GmbH & KG(A)
7.500%, 03/15/19	$500	$550
5.500%, 01/15/23	225	232
Univision Communications(A)
6.875%, 05/15/19	1,525	1,586
6.750%, 09/15/22	250	258

Total Broadcasting & Cable		6,079

Building & Construction [1.8%]
APERAM(A)
7.750%, 04/01/18	950	836
7.375%, 04/01/16	400	373
Building Materials Corp of America
6.750%, 05/01/21(A)	950	1,050
Dycom Investments
7.125%, 01/15/21	300	317
Interline Brands
7.500%, 11/15/18	190	205

Total Building & Construction		2,781

Chemicals [0.4%]
Nexeo Solutions
8.375%, 03/01/18	250	236
Polymer Group
7.750%, 02/01/19	380	408

Total Chemicals		644

Coal Mining [1.5%]
CONSOL Energy
8.250%, 04/01/20	400	433
Penn Virginia Resource Partners
8.375%, 06/01/20(A)	1,380	1,487
8.250%, 04/15/18	405	429

Total Coal Mining		2,349

Commercial Services [2.4%]
Bankrate
11.750%, 07/15/15	162	179
Ceridian
8.875%, 07/15/19(A)	600	651
CKE Holdings
10.500%, 03/14/16(A)	801	849
DynCorp International
10.375%, 07/01/17	1,000	915
ServiceMaster
8.000%, 02/15/20	425	443
7.450%, 08/15/27	275	223
7.100%, 03/01/18	380	361

Total Commercial Services		3,621

Communications Software [0.4%]
Aspect Software
10.625%, 05/15/17	600	543

Computer Graphics [0.3%]
Epicor Software
8.625%, 05/01/19	400	420

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Computer System Design & Services [2.0%]
iGate
9.000%, 05/01/16	$850	$921
Stratus Technologies Bermuda
12.000%, 03/29/15	766	758
Stream Global Services
11.250%, 10/01/14	1,305	1,364

Total Computer System Design & Services		3,043

Consumer Products & Services [5.3%]
American Achievement
10.875%, 04/15/16(A)	500	427
American Standard Americas
10.750%, 01/15/16(A)	260	255
Armored Autogroup
9.250%, 11/01/18	2,110	1,788
Central Garden and Pet
8.250%, 03/01/18	1,500	1,586
Reynolds Group Issuer
6.875%, 02/15/21	1,525	1,643
Spectrum Brands Escrow(A)
6.625%, 11/15/22	65	70
6.375%, 11/15/20	130	137
WMG Acquisition
11.500%, 10/01/18	1,260	1,455
6.000%, 01/15/21(A)	575	607
Yankee Acquisition, Ser B
9.750%, 02/15/17	50	52
Yankee Candle
8.500%, 02/15/15	91	91

Total Consumer Products & Services		8,111

Containers & Packaging [0.7%]
Intertape Polymer US
8.500%, 08/01/14 (F)	32	32
Pretium Packaging
11.500%, 04/01/16	350	361
Sealed Air
8.125%, 09/15/19(A)	750	844

Total Containers & Packaging		1,237

Data Processing/Mgmt [1.6%]
First Data(A)
8.875%, 08/15/20	150	163
8.750%, 01/15/22(D)	2,310	2,362

Total Data Processing/Mgmt		2,525

Distribution/Wholesale [1.4%]
HD Supply(A)
11.000%, 04/15/20	580	685
8.125%, 04/15/19	565	644
INTCOMEX
13.250%, 12/15/14	868	898

Total Distribution/Wholesale		2,227

Description	Face Amount (000)	Value (000)

Diversified Operations [0.3%]
Amsted Industries
8.125%, 03/15/18(A)	$450	$481

Drugs [0.3%]
Endo Health Solutions
7.000%, 07/15/19	400	426

E-Commerce/Products [0.4%]
GXS Worldwide
9.750%, 06/15/15	650	678

E-Commerce/Services [0.2%]
IAC
4.750%, 12/15/22(A)	245	244

Educational Services [1.0%]
Laureate Education
9.250%, 09/01/19(A)	1,500	1,568

Electric Utilities [0.6%]
AES
7.375%, 07/01/21	850	944

Engines-Internal Combust [0.4%]
Briggs & Stratton
6.875%, 12/15/20	500	566

Enterprise Software/Serv [0.6%]
Infor
9.375%, 04/01/19	865	971

Entertainment & Gaming [5.6%]
Buffalo Thunder Development Authority
9.375%, 12/15/14(A) (B) (F)	75	26
Caesars Entertainment Operating
10.000%, 12/15/18	650	431
8.500%, 02/15/20	650	645
Carmike Cinemas
7.375%, 05/15/19	310	335
Chester Downs & Marina
9.250%, 02/01/20(A)	145	142
Choctaw Resort Development Enterprise
7.250%, 11/15/19(A)	175	154
Chukchansi Economic Development Authority
9.750%, 05/30/20(A)	473	280
Diamond Resorts
12.000%, 08/15/18	750	812
Inn of the Mountain Gods Resort & Casino(A)
8.750%, 11/30/20	28	28
1.250%, 11/30/20	103	82
Lions Gate Entertainment
10.250%, 11/01/16(A)	1,200	1,327
Mashantucket Western Pequot Tribe
8.500%, 11/15/15(A) (B)	170	10

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Mohegan Tribal Gaming Authority
11.000%, 09/15/18(A)	$100	$79
NAI Entertainment Holdings
8.250%, 12/15/17(A)	450	496
Regal Entertainment Group
9.125%, 08/15/18	225	251
Scientific Games
8.125%, 09/15/18	325	358
Seminole Indian Tribe of Florida
7.750%, 10/01/17(A)	360	389
Shingle Springs Tribal Gaming Authority
9.375%, 06/15/15(A)	100	97
Snoqualmie Entertainment Authority(A)
9.125%, 02/01/15	255	256
4.476%, 02/01/14(E)	450	439
Speedway Motorsports
6.750%, 02/01/19	250	265
Tunica-Biloxi Gaming Authority
9.000%, 11/15/15(A)	125	111
Waterford Gaming
8.625%, 09/15/14(A) (F)	50	16
Wynn Las Vegas
5.375%, 03/15/22	600	638
Yonkers Racing
11.375%, 07/15/16(A)	975	1,053

Total Entertainment & Gaming		8,720

Financial Services [2.7%]
CNH Capital
6.250%, 11/01/16	250	276
Credit Acceptance
9.125%, 02/01/17	500	546
Icahn Enterprises
8.000%, 01/15/18	450	483
7.750%, 01/15/16	1,150	1,192
Nationstar Mortgage(A)
9.625%, 05/01/19	800	896
7.875%, 10/01/20	240	253
Rural
10.125%, 07/15/19(A)	400	386

Total Financial Services		4,032

Food, Beverage & Tobacco [2.6%]
Beverages & More
9.625%, 10/01/14(A)	750	768
Bumble Bee Acquisition
9.000%, 12/15/17(A)	648	696
Bumble Bee Holdco SCA
9.625%, 03/15/18(A) (D)	1,000	990
Le-Nature's
9.000%, 06/15/13(A) (B) (F)	150	3
US Foods
8.500%, 06/30/19(A)	1,450	1,479

Total Food, Beverage & Tobacco		3,936

Description	Face Amount (000)	Value (000)

Gold Mining [1.0%]
Eldorado
6.125%, 12/15/20(A)	$750	$763
IAMGOLD
6.750%, 10/01/20(A)	780	761

Total Gold Mining		1,524

Human Resources [0.5%]
Emergency Medical Services
8.125%, 06/01/19	650	714

Insurance [1.1%]
Hub International
8.125%, 10/15/18(A)	350	359
Ironshore Holdings US
8.500%, 05/15/20(A)	950	1,052
National Life Insurance
10.500%, 09/15/39(A)	150	209

Total Insurance		1,620

Internet & Catalog Retail [0.9%]
Expedia
5.950%, 08/15/20	1,250	1,391

Internet Connectiv Svcs [1.0%]
Zayo Group
10.125%, 07/01/20	1,135	1,291
8.125%, 01/01/20	250	278

Total Internet Connectiv Svcs		1,569

Internet Infrastr Equip [1.0%]
CyrusOne
6.375%, 11/15/22(A)	1,425	1,486

Investment Banker/Broker Dealer [1.5%]
Jefferies Group
8.500%, 07/15/19	240	287
Nuveen Investments
9.125%, 10/15/17(A)	1,975	1,940

Total Investment Banker/Broker Dealer		2,227

Machinery [1.8%]
Tempel Steel
12.000%, 08/15/16(A)	500	451
Thermadyne Holdings
9.000%, 12/15/17	2,170	2,311

Total Machinery		2,762

Medical Information Sys [1.1%]
IMS Health
6.000%, 11/01/20(A)	1,600	1,676

Medical Products & Services [3.2%]
Apria Healthcare Group
12.375%, 11/01/14	1,185	1,173
11.250%, 11/01/14	600	620
BioScrip
10.250%, 10/01/15	600	641
HCA
7.500%, 02/15/22	1,225	1,403

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

OnCure Holdings
11.750%, 05/15/17	$500	$242
Physio-Control International
9.875%, 01/15/19(A)	125	137
Symbion
11.000%, 08/23/15(D)	418	431
Tenet Healthcare
6.250%, 11/01/18	350	384

Total Medical Products & Services		5,031

Metal-Copper [0.5%]
KGHM International
7.750%, 06/15/19(A)	800	830

Metals & Mining [1.3%]
AM Castle
12.750%, 12/15/16	220	257
Midwest Vanadium
11.500%, 02/15/18(A)	500	295
Mirabela Nickel
8.750%, 04/15/18(A)	870	748
Noranda Aluminum Acquisition
4.524%, 05/15/15(D) (E)	673	633

Total Metals & Mining		1,933

Miscellaneous Business Services [0.2%]
MCBC Holdings
6.817%, 10/15/14(A) (F)	50	5
Sitel
11.000%, 08/01/17(A)	365	370

Total Miscellaneous Business Services		375

Miscellaneous Manufacturing [2.8%]
AGY Holding
11.000%, 11/15/14	100	47
Atkore International
9.875%, 01/01/18	435	462
CEVA Group(A)
11.625%, 10/01/16	250	257
11.500%, 04/01/18	100	83
8.375%, 12/01/17	1,275	1,256
Coleman Cable
9.000%, 02/15/18	1,475	1,586
Rivers Pittsburgh Borrower
9.500%, 06/15/19(A)	275	298
Thermon Industries
9.500%, 05/01/17	241	268

Total Miscellaneous Manufacturing		4,257

Multi-line Insurance [0.1%]
Kemper
6.000%, 05/15/17	195	214

Non-Ferrous Metals [0.3%]
Horsehead Holding
10.500%, 06/01/17(A)	390	411

Office Automation and Equip [0.3%]
CDW
8.000%, 12/15/18	400	443

Description	Face Amount (000)	Value (000)

Oil-Field Services [2.4%]
Exterran Holdings
7.250%, 12/01/18	$1,800	$1,908
Hiland Partners
7.250%, 10/01/20(A)	725	776
SESI
7.125%, 12/15/21	1,000	1,112

Total Oil-Field Services		3,796

Petrochemicals [0.1%]
Sawgrass Merger Sub
8.750%, 12/15/20(A)	210	212

Petroleum & Fuel Products [10.2%]
Access Midstream Partners
4.875%, 05/15/23	475	482
Bill Barrett
9.875%, 07/15/16	250	271
7.625%, 10/01/19	1,325	1,398
BreitBurn Energy Partners
7.875%, 04/15/22(A)	1,660	1,722
Carrizo Oil & Gas
7.500%, 09/15/20	175	180
Crestwood Midstream Partners
7.750%, 04/01/19	1,550	1,608
Drill Rigs Holdings
6.500%, 10/01/17(A)	695	692
Eagle Rock Energy Partners
8.375%, 06/01/19(A)	1,750	1,785
EP Energy
6.875%, 05/01/19	325	353
EPL Oil & Gas
8.250%, 02/15/18(A)	160	164
Legacy Reserves
8.000%, 12/01/20(A)	420	428
Magnum Hunter Resources
9.750%, 05/15/20(A)	845	877
Midstates Petroleum
10.750%, 10/01/20(A)	400	425
Milagro Oil & Gas
10.500%, 05/15/16	400	296
Newfield Exploration
5.625%, 07/01/24	300	324
Penn Virginia
7.250%, 04/15/19	900	859
Precision Drilling
6.500%, 12/15/21	400	426
SandRidge Energy
8.125%, 10/15/22	1,000	1,095
8.000%, 06/01/18(A)	150	159
7.500%, 03/15/21	250	268
SESI
6.375%, 05/01/19	300	321
Targa Resources Partners
5.250%, 05/01/23(A)	1,500	1,553

Total Petroleum & Fuel Products		15,686

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)	Value (000)

Phys Therapy/Rehab Cntrs [0.4%]
Physiotherapy Associates Holdings
11.875%, 05/01/19(A)	$665	$592

Printing & Publishing [0.8%]
Griffey Intermediate
7.000%, 10/15/20(A)	940	961
Logo Merger Sub
8.375%, 10/15/20(A)	200	201

Total Printing & Publishing		1,162

Property/Casualty Ins [0.5%]
Lancashire Holdings
5.700%, 10/01/22(A)	480	477
QBE Capital Funding III
7.250%, 05/24/41(A) (E)	250	259

Total Property/Casualty Ins		736

Publishing-Books [0.2%]
Baker & Taylor Acquisitions
15.000%, 04/01/17(A)	475	328

Real Estate [1.0%]
Kennedy-Wilson
8.750%, 04/01/19(A)	1,415	1,507

Real Estate Investment Trusts [0.2%]
Entertainment Properties Trust
5.750%, 08/15/22	360	373

Research and Development [1.2%]
Alion Science and Technology
12.000%, 11/01/14(D)	608	586
10.250%, 02/01/15	330	169
Catalent Pharma Solutions
9.500%, 04/15/15(D)	323	329
Jaguar Holding II
9.500%, 12/01/19(A)	675	766

Total Research and Development		1,850

Retail [5.7%]
AmeriGas Finance
7.000%, 05/20/22	1,420	1,580
Brands
5.625%, 02/15/22	250	272
Burlington Coat Factory Warehouse
10.000%, 02/15/19	1,500	1,620
Checkers Drive-In Restaurants
11.000%, 12/01/17(A)	250	254
Dufry Finance SCA
5.500%, 10/15/20(A)	1,600	1,672
Fifth & Pacific
10.500%, 04/15/19(A)	940	1,041
GRD Holdings III
10.750%, 06/01/19(A)	1,285	1,288
Logan's Roadhouse
10.750%, 10/15/17	95	88

Description	Face Amount (000)	Value (000)

Mobile Mini
7.875%, 12/01/20	$755	$829
Wok Acquisition
10.250%, 06/30/20(A)	285	303

Total Retail		8,947

Rubber & Plastic [0.2%]
Goodyear Tire & Rubber
7.000%, 05/15/22	250	268

Schools-Day Care [0.2%]
Knowledge Universe Education
7.750%, 02/01/15(A)	400	370

Shipbuilding [0.4%]
Huntington Ingalls Industries
7.125%, 03/15/21	250	272
6.875%, 03/15/18	250	272

Total Shipbuilding		544

Steel & Steel Works [0.4%]
Standard Steel
12.000%, 05/01/15(A)	600	653

Telephones & Telecommunications [4.6%]
Avaya
10.125%, 11/01/15(D)	1,280	1,146
9.750%, 11/01/15	250	222
7.000%, 04/01/19(A)	420	393
Clearwire Communications
12.000%, 12/01/15(A)	280	301
CommScope
8.250%, 01/15/19(A)	1,325	1,451
Level 3 Financing
4.469%, 02/15/15(E)	1,250	1,248
SBA Telecommunications
5.750%, 07/15/20(A)	300	319
Sprint Nextel
7.000%, 03/01/20(A)	1,150	1,337
Syniverse Holdings
9.125%, 01/15/19	50	53
UPCB Finance V
7.250%, 11/15/21(A)	500	550

Total Telephones & Telecommunications		7,020

Textile-Home Furnishings [0.5%]
Empire Today
11.375%, 02/01/17(A)	750	797

Transactional Software [0.6%]
Open Solutions
9.750%, 02/01/15(A)	1,200	963

Transportation Services [5.5%]
ACL I
10.625%, 02/15/16	539	544
Commercial Barge Line
12.500%, 07/15/17	250	276
Florida East Coast Railway
8.125%, 02/01/17	750	795

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

Description	Face Amount (000)/ Shares	Value (000)

Harbinger Group
7.875%, 07/15/19(A)	$1,125	$1,115
Marquette Transportation
10.875%, 01/15/17	1,160	1,206
Pegasus Solutions
10.500%, 04/15/15(A) (F)	100	75
Quality Distribution
9.875%, 11/01/18	800	864
Royal Caribbean Cruises
5.250%, 11/15/22	525	555
Rural
10.125%, 07/15/19(A)	650	624
Sabre
8.500%, 05/15/19(A)	595	634
Sabre Holdings
8.350%, 03/15/16	1,245	1,326
Stena
7.000%, 12/01/16	150	150
Travelport
11.875%, 09/01/16	90	42
9.875%, 09/01/14	300	264

Total Transportation Services		8,470

Web Hosting/Design [0.2%]
Equinix
7.000%, 07/15/21	250	277

X-Ray Equipment [0.5%]
Hologic
6.250%, 08/01/20(A)	700	754

Total Corporate Bonds
(Cost $140,812)		145,017

Common Stock [0.1%]
Printing & Publishing [0.1%]
Houghton Mifflin Harcourt*	9,352	178

Total Common Stock
(Cost $400)		178

	Number of Warrants
Warrants [0.1%]
Alion Science and Technology,
Expires 03/15/17* (F)	380	—
CUI Acquisition* (F) (G) (H)	2,756	125

Total Warrants
(Cost $250)		125

Convertible Bond [0.1%]
Food, Beverage & Tobacco [0.1%]
Vector Group
13.850%, 06/15/26	54	55

Total Convertible Bond
(Cost $56)		55

Description	Shares	Value (000)

Special Stock [0.0%]
Broadcasting & Cable [0.0%]
Adelphia CVV* (F) (G)	8,500	$7

Total Special Stock
(Cost $9)		7

Short-Term Investments [3.9%]
CNI Prime Money Market Fund, Cl I, 0.030%**‡	3,025,161	3,025
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%**	3,025,161	3,025

Total Short-Term Investments
(Cost $6,050)		6,050

Total Investments [98.4%]
(Cost $147,577)†		$151,432

Percentages are based on Net Assets of $153,916 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $147,577 ($ Thousands), and the unrealized appreciation and depreciation were $7,404 ($ Thousands) and $(3,549) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2012.
‡	Investment in Affiliate.
(A)
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions.  On December 31, 2012, the value of these securities amounted to $72,918 ($ Thousands), representing 47.4% of the net assets of the Fund.

(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Step Bond — The rate reported is the rate in effect on December 31, 2012. The coupon on a step bond changes on a specific date.
(D)	Payment in Kind.
(E)	Floating Rate Security — The rate reported is the rate in effect on December 31, 2012.
(F)	Security considered illiquid. The total value of such securities as of December 31, 2012 was $826 ($ Thousands) and represented 0.54% of net assets of the Fund.
(G)	Securities are fair valued. The total value of such securities as of December 31, 2012 was $132 ($ Thousands) and represented 0.09% of net assets of the Fund.
(H)	This warrant is a result of the restructuring of Cleveland Unlimited, has an exercise price of $0.0001 per share of common stock and does not have an expiration date.

Cl — Class
CVV — Contingent Value Vehicle
Ser — Series

Amounts designated as "—" are either $0 or have been rounded to $0.

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2012 (Unaudited)

High Yield Bond Fund

The following is a list of the inputs used as of December 31, 2012 in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$145,009	$8	$145,017
Common Stock	—	—	178	178
Warrants	—	—	125	125
Convertible Bond	—	55	—	55
Special Stock	—	—	7	7
Short-Term Investments	6,050	—	—	6,050
Total Investments in Securities	$6,050	$145,064	$318	$151,432

(1)
Of the $318 ($ Thousands) in Level 3 securities as of December 31, 2012, $132 ($ Thousands) or 0.09% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs are required for those Level 3 securities that are not valued by third party vendors or broker quotes.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities.  For the period ended December 31, 2012, there have been no transfers between Level 2 and Level 3 assets and liabilities.  Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
December 31, 2012 (Unaudited)

Multi-Asset Fund

Description	Shares	Value (000)

Unaffiliated Registered Investment Companies [41.7%]
DoubleLine Total Return Bond Fund	197,950	$2,243
Eaton Vance Floating Fate Fund	180,328	1,644
ING Global Real Estate Fund	74,384	1,343
Ivy High Income Fund	75,892	648
PIMCO Emerging Markets Bond Fund	94,696	1,184
Principal Preferred Securities Fund	246,198	2,580
Vanguard Short-Term Bond Index Fund	570,358	6,063

Total Unaffiliated Registered Investment Companies
(Cost $15,238)		15,705

Exchange Traded Funds [34.2%]
Powershares DB Gold	32,786	1,880
SPDR S&P 500	26,526	3,781
SPDR S&P Dividend	30,217	1,757
Vanguard Emerging Markets	17,522	780
Vanguard Global Ex-U.S. Real Estate	10,903	600
Vanguard MSCI EAFE	55,083	1,941
Vanguard REIT	8,311	547
Vanguard Small Cap Value	9,395	760
Wisdomtree Emerging Markets Equity Income Fund	14,620	835

Total Exchange Traded Funds
(Cost $12,227)		12,881

Affiliated Registered Investment Companies [20.2%]
CNI Corporate Bond Fund, Servicing Class	243,252	2,632
CNI Government Bond Fund, Institutional Class	178,217	1,909
CNI High Yield Bond Fund, Institutional Class	123,566	1,078
CNI Limited Maturity Fixed Income Fund, Institutional Class	177,343	1,995

Total Affiliated Registered Investment Companies
(Cost $7,520)		7,614

Short-Term Investments [4.1%]
CNI Prime Money Market Fund, Cl I, 0.030%* (A)	780,258	780

Description	Shares	Value (000)

SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%*	780,258	$780

Total Short-Term Investments
(Cost $1,560)		1,560

Total Investments [100.2%]
(Cost $36,545)†		$37,760

Percentages are based on Net Assets of $37,696 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $36,545 ($ Thousands), and the unrealized appreciation and depreciation were $1,244 ($ Thousands) and $(29) ($ Thousands), respectively.

*	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)	Investment in Affiliate.

Cl — Class
EAFE —Europe Australasia and the Far East
MSCI — Morgan Stanley Capital International
REIT — Real Estate Investment Trust
S&P — Standard & Poor's
SPDR — Standard & Poor's Depositary Receipts

As of December 31, 2012, all of the Fund’s investments are Level 1.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

U.S. Core Equity Fund

Description	Shares	Value (000)

Common Stock [93.1%]
Aerospace & Defense [1.4%]
United Technologies	15,195	$1,246

Biotechnology [4.8%]
Amgen	13,860	1,196
Celgene *	20,475	1,612
Gilead Sciences *	19,025	1,397

Total Biotechnology		4,205

Capital Markets [0.9%]
Affiliated Managers Group *	6,100	794

Chemicals [1.6%]
Mosaic	24,195	1,370

Commercial Banks [4.2%]
M&T Bank	10,340	1,018
US Bancorp	37,745	1,205
Wells Fargo	43,025	1,471

Total Commercial Banks		3,694

Communications Equipment [2.2%]
Qualcomm	31,650	1,963

Computers & Peripherals [6.6%]
Apple	8,065	4,299
EMC *	57,805	1,462

Total Computers & Peripherals		5,761

Construction & Engineering [1.5%]
Quanta Services *	47,470	1,295

Consumer Finance [3.1%]
American Express	25,745	1,480
Capital One Financial	20,580	1,192

Total Consumer Finance		2,672

Diversified Financial Services [3.2%]
Citigroup	26,990	1,068
JPMorgan Chase	39,505	1,737

Total Diversified Financial Services		2,805

Diversified Telecommunication Services [2.7%]
AT&T	35,260	1,188
Verizon Communications	28,025	1,213

Total Diversified Telecommunication Services		2,401

Electric Utilities [1.4%]
American Electric Power	28,440	1,214

Energy Equipment & Services [5.7%]
Cameron International *	21,920	1,238
National Oilwell Varco	28,025	1,915

Description	Shares	Value (000)

Schlumberger	25,640	$1,777

Total Energy Equipment & Services		4,930

Food & Staples Retailing [7.4%]
Casey's General Stores	27,510	1,461
Costco Wholesale	16,235	1,603
CVS	44,465	2,150
Wal-Mart Stores	17,060	1,164

Total Food & Staples Retailing		6,378

Food Products [1.8%]
Dean Foods *	96,270	1,590

Health Care Equipment & Supplies [2.8%]
Baxter International	18,510	1,234
Covidien	20,580	1,188

Total Health Care Equipment & Supplies		2,422

Health Care Providers & Services [1.4%]
UnitedHealth Group	22,860	1,240

Hotels, Restaurants & Leisure [2.3%]
Starbucks	20,580	1,104
Yum! Brands	13,860	920

Total Hotels, Restaurants & Leisure		2,024

Industrial Conglomerates [3.2%]
3M	11,480	1,066
Danaher	30,195	1,688

Total Industrial Conglomerates		2,754

Insurance [4.7%]
ACE	15,195	1,213
Prudential Financial	31,230	1,665
Travelers	16,235	1,166

Total Insurance		4,044

Internet Software & Services [2.6%]
eBay *	16,750	855
Google, Cl A *	1,965	1,394

Total Internet Software & Services		2,249

IT Services [5.0%]
Accenture, Cl A	17,470	1,162
IBM	3,930	753
Mastercard, Cl A	2,485	1,221
Visa, Cl A	8,065	1,222

Total IT Services		4,358

Life Sciences Tools & Services [1.4%]
Thermo Fisher Scientific	19,130	1,220

Machinery [1.4%]
Wabtec	13,965	1,223

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

U.S. Core Equity Fund

Description	Shares	Value (000)

Media [3.3%]
Comcast, Cl A	39,195	$1,465
DIRECTV *	27,405	1,375

Total Media		2,840

Multiline Retail [1.3%]
Target	19,545	1,156

Oil, Gas & Consumable Fuels [4.7%]
Chevron	11,790	1,275
Exxon Mobil	32,370	2,801

Total Oil, Gas & Consumable Fuels		4,076

Pharmaceuticals [2.5%]
Merck	27,095	1,109
Mylan *	37,640	1,035

Total Pharmaceuticals		2,144

Road & Rail [1.2%]
Union Pacific	8,065	1,014

Semiconductors & Semiconductor Equipment [1.2%]
Intel	48,915	1,009

Software [1.0%]
Oracle	25,745	858

Specialty Retail [3.2%]
Bed Bath & Beyond *	20,580	1,151
Home Depot	13,030	806
Williams-Sonoma	18,305	801

Total Specialty Retail		2,758

Water Utilities [1.4%]
American Water Works	32,060	1,190

Total Common Stock
(Cost $80,895)		80,897

Short-Term Investments [6.4%]
CNI Prime Money Market Fund, Cl I, 0.030%** (A)	2,764,918	2,765
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%**	2,764,918	2,765

Total Short-Term Investments
(Cost $5,530)		5,530

Total Investments [99.5%]
(Cost $86,425)†		$86,427

Percentages are based on Net Assets of $86,894 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $86,425 ($ Thousands), and the unrealized appreciation and depreciation were $1,069 ($ Thousands) and $(1,067) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)	Investment in Affiliate.

Cl — Class

As of December 31, 2012, all of the Fund’s investments are Level 1.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Common Stock [98.1%]
Aerospace & Defense [1.4%]
Boeing	579	$44
General Dynamics	284	20
Honeywell International	668	42
L-3 Communications Holdings, Cl 3	83	6
Lockheed Martin	230	21
Northrop Grumman	211	14
Precision Castparts	944	179
Raytheon ADR	3,599	207
Rockwell Collins	122	7
United Technologies	717	59

Total Aerospace & Defense		599

Airlines [0.0%]
Southwest Airlines	635	6

Apparel/Textiles [1.1%]
Coach	244	14
Fossil	46	4
Lululemon Athletica *	1,330	101
Michael Kors Holdings	2,900	148
Nike, Cl B	628	33
Ralph Lauren, Cl A	962	144
VF	75	11

Total Apparel/Textiles		455

Auto Components [0.0%]
BorgWarner	97	7
Goodyear Tire & Rubber	210	3

Total Auto Components		10

Automotive [4.1%]
AutoZone *	312	111
Ford Motor	38,761	502
Harley-Davidson	195	9
Johnson Controls	15,884	488
Paccar	13,902	629

Total Automotive		1,739

Banks [3.4%]
Bank of America	9,215	107
Bank of New York Mellon	1,010	26
CIT Group *	12,500	483
Citigroup	2,507	99
Comerica	165	5
Fifth Third Bancorp	786	12
First Horizon National	212	2
Huntington Bancshares	734	5
KeyCorp	807	7
Leucadia National	170	4
M&T Bank	2,003	197
Moody's	165	8
PNC Financial Services Group	453	27
State Street	410	19
SunTrust Banks	460	13

Description	Shares	Value (000)

US Bancorp	10,021	$320
Wells Fargo	4,200	144
Zions Bancorporation	158	3

Total Banks		1,481

Beauty Products [0.7%]
Estee Lauder, Cl A	2,465	148
Procter & Gamble ADR	2,355	160

Total Beauty Products		308

Biomedical Research & Products [0.1%]
Celgene *	369	29

Biotechnology [1.6%]
Alexion Pharmaceuticals *	2,105	197
Amgen	659	57
Biogen Idec	1,722	253
Gilead Sciences	2,407	177

Total Biotechnology		684

Broadcasting & Cable [3.3%]
Cisco Systems	34,823	684
F5 Networks *	698	68
Harris	96	5
JDS Uniphase	199	3
Motorola Solutions	245	13
Palo Alto Networks	1,400	75
Qualcomm	8,866	550

Total Broadcasting & Cable		1,398

Building & Construction [1.2%]
DR Horton	237	5
Masco ADR	305	5
Owens Corning	13,700	507

Total Building & Construction		517

Business Services [2.3%]
Accenture, Cl A	543	36
Automatic Data Processing	415	24
Cognizant Technology Solutions, Cl A *	255	19
Computer Sciences	133	5
eBay *	5,932	303
Fidelity National Information Services	4,794	167
Fiserv	116	9
Mastercard, Cl A	92	45
Omnicom Group	227	11
Paychex	276	8
SAIC ADR	243	3
Total System Services	138	3
Visa, Cl A	2,417	366
Xerox	1,118	8

Total Business Services		1,007

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Chemicals [2.8%]
Air Products & Chemicals	181	$15
Airgas	59	5
CF Industries Holdings	54	11
Dow Chemical	1,024	33
Eastman Chemical	131	9
Ecolab	225	16
EI du Pont de Nemours	796	36
FMC	118	7
International Flavors & Fragrances	70	5
LyondellBasell Industries, Cl A	6,324	361
Monsanto	3,545	335
Mosaic	237	13
Potash Corp of Saskatchewan	7,500	305
PPG Industries	131	18
Praxair	255	28
Sigma-Aldrich	103	8

Total Chemicals		1,205

Commercial Banks [1.4%]
BB&T	20,497	597
Regions Financial	1,209	8

Total Commercial Banks		605

Communication & Media [2.1%]
Cablevision Systems, Cl A	185	3
CBS, Cl B	509	19
Comcast, Cl A	8,388	314
DIRECTV *	537	27
Discovery Communications, Cl A ADR	211	13
Interpublic Group	374	4
McGraw-Hill	239	13
News, Cl A	1,741	45
Scripps Networks Interactive, Cl A	74	4
Time Warner	8,878	425
Time Warner Cable, Cl A	262	26
Viacom, Cl B	404	21
Washington Post, Cl B	4	1

Total Communication & Media		915

Computer & Electronics Retail [0.0%]
GameStop, Cl A	106	3

Computer Software [1.4%]
Adobe Systems ADR	420	16
CA	293	6
Microsoft	16,823	450
Oracle	3,256	109
Symantec	601	11

Total Computer Software		592

Computer System Design & Services [4.8%]
Apple	2,810	1,498
Dell	1,246	13

Description	Shares	Value (000)

Fusion-io	6,590	$151
Hewlett-Packard	1,681	24
IBM ADR	918	176
NetApp *	311	10
SanDisk	207	9
Seagate Technology	302	9
Stratasys	2,110	169
Teradata	144	9
Western Digital	190	8

Total Computer System Design & Services		2,076

Computers & Peripherals [1.1%]
EMC *	19,215	486

Construction & Engineering [0.0%]
Jacobs Engineering Group *	111	5
Quanta Services *	182	5

Total Construction & Engineering		10

Construction Materials [0.0%]
Vulcan Materials	110	6

Consumer Products & Services [0.2%]
Clorox	110	8
Colgate-Palmolive	381	40
Hasbro	99	3
Kimberly-Clark	338	29
Mattel	291	11

Total Consumer Products & Services		91

Containers & Packaging [0.5%]
Ball	133	6
Bemis	88	3
Crown Holdings	5,100	187
Owens-Illinois	141	3

Total Containers & Packaging		199

Distributors [0.0%]
Genuine Parts	133	9

Diversified Consumer Services [0.0%]
H&R Block	232	4

Diversified Manufacturing [0.7%]
3M	544	51
Danaher	499	28
General Electric	9,028	189
Parker Hannifin	128	11
Textron	240	6

Total Diversified Manufacturing		285

Diversified Metals & Mining [0.2%]
Alcoa	912	8
Allegheny Technologies	92	3
Cliffs Natural Resources	122	5
Freeport-McMoRan Copper & Gold, Cl B	812	28

CNI CHARTER FUNDS | PAGE 2

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Newmont Mining	424	$19
United States Steel	123	3

Total Diversified Metals & Mining		66

Drugs [3.4%]
Abbott Laboratories	4,672	306
Allergan	2,173	199
AmerisourceBergen, Cl A	201	9
Bristol-Myers Squibb	7,036	229
Eli Lilly	873	43
Forest Laboratories	200	7
Johnson & Johnson	2,357	165
Merck	2,604	107
Mylan *	7,647	210
Perrigo	75	8
Pfizer	6,387	160
Watson Pharmaceuticals	109	10

Total Drugs		1,453

Electrical Equipment [0.1%]
Emerson Electric	622	33

Electrical Services [2.1%]
Ameren	208	6
American Electric Power	415	18
AMETEK	5,185	195
CenterPoint Energy	365	7
CMS Energy	226	6
Consolidated Edison	250	14
DTE Energy	147	9
Duke Energy	602	38
Eaton	393	22
Exelon	730	22
First Solar *	51	2
FirstEnergy	358	15
Integrys Energy Group	67	3
NextEra Energy	362	25
NiSource	265	7
Northeast Utilities	10,268	401
Pepco Holdings ADR	196	4
Pinnacle West Capital	94	5
PPL	496	14
Public Service Enterprise Group	432	13
Rockwell Automation	121	10
Roper Industries	83	9
SCANA	112	5
Southern	748	32
TECO Energy	174	3
Wisconsin Energy	197	7
Xcel Energy	416	11

Total Electrical Services		903

Electronic Equipment & Instruments [1.5%]
Amphenol, Cl A	137	9
Avnet *	20,500	627
FLIR Systems	129	3

Description	Shares	Value (000)

Jabil Circuit	160	$3
Molex	118	3
TE Connectivity	365	14

Total Electronic Equipment & Instruments		659

Energy [0.2%]
Dominion Resources	491	25
Edison International	278	12
Entergy	151	10
PG&E	365	15
Sempra Energy	192	14

Total Energy		76

Engineering Services [0.0%]
Fluor	143	8

Entertainment [1.7%]
Carnival	382	14
Chipotle Mexican Grill, Cl A	27	8
Darden Restaurants	109	5
International Game Technology	228	3
Las Vegas Sands	3,960	183
Marriott International, Cl A ADR	215	8
Starbucks	5,040	270
Starwood Hotels & Resorts Worldwide	3,468	199
Wyndham Worldwide	122	6
Wynn Resorts	68	8

Total Entertainment		704

Financial Services [1.9%]
American Express	5,743	330
Capital One Financial	6,997	405
Charles Schwab	937	13
CME Group, Cl A	262	13
Discover Financial Services	441	17
Hudson City Bancorp	406	3
IntercontinentalExchange	62	8
Nasdaq Stock Market	101	3
NYSE Euronext	211	7
People's United Financial	301	4
SLM	402	7
Western Union	515	7

Total Financial Services		817

Food, Beverage & Tobacco [3.1%]
Beam	135	8
Brown-Forman, Cl B	130	8
Coca-Cola	16,521	599
Coca-Cola Enterprises	237	8
ConAgra Foods	347	10
Constellation Brands, Cl A *	126	4
Dr Pepper Snapple Group	180	8
General Mills	555	22
Kellogg Company	211	12
Molson Coors Brewing, Cl B	133	6

CNI CHARTER FUNDS | PAGE 3

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Monster Beverage	131	$7
PepsiCo	9,540	653
Safeway	205	4

Total Food, Beverage & Tobacco		1,349

Gas/Natural Gas [0.0%]
AGL Resources	100	4
ONEOK	175	8

Total Gas/Natural Gas		12

Health Care Technology [0.4%]
Cerner	2,584	200

Healthcare Products & Services [1.6%]
Agilent Technologies	298	12
Cardinal Health	291	12
Humana	138	9
Life Technologies	150	7
McKesson	5,664	549
Medtronic	872	36
PerkinElmer	97	3
Thermo Fisher Scientific	313	20
UnitedHealth Group	883	48
Waters	75	7

Total Healthcare Products & Services		703

Household Furniture & Fixtures [0.5%]
Garmin	93	4
Harman International Industries	58	2
Lennar, Cl A	4,389	170
Newell Rubbermaid	247	5
PulteGroup	288	5
Stanley Black & Decker	144	11
Whirlpool	66	7

Total Household Furniture & Fixtures		204

Independent Power Producers & Energy Trader [0.0%]
AES	531	6
NRG Energy	195	4

Total Independent Power Producers & Energy Trader		10

Industrial [0.0%]
Dun & Bradstreet	38	3
Equifax	102	5
Robert Half International	122	4

Total Industrial		12

Insurance [6.9%]
ACE	290	23
Aetna	286	13
Aflac	401	21
Allstate	415	17
American International Group *	18,262	645
Aon	276	15

Description	Shares	Value (000)

Assurant	70	$3
Berkshire Hathaway, Cl B	7,990	717
Chubb	227	17
Cigna	247	13
Cincinnati Financial	125	5
Coventry Health Care	114	5
DaVita *	72	8
Express Scripts Holding	693	38
Genworth Financial, Cl A *	420	3
Hartford Financial Services Group	373	8
HCC Insurance Holdings	15,300	569
Lincoln National	238	6
Loews	4,867	198
Marsh & McLennan	466	16
MetLife	15,908	524
Principal Financial Group	237	7
Progressive	480	10
Prudential Financial	399	21
Tenet Healthcare *	89	3
Torchmark	82	4
Travelers	329	24
Unum Group	239	5
XL Group, Cl A	262	7

Total Insurance		2,945

Internet & Catalog Retail [0.1%]
Expedia	80	5
Netflix	47	4
priceline.com *	43	27
TripAdvisor	94	4

Total Internet & Catalog Retail		40

Investment Banker/Broker Dealer [1.2%]
Affiliated Managers Group ADR	1,650	215
Ameriprise Financial	180	11
BlackRock, Cl A	109	22
E*Trade Financial	220	2
Federated Investors, Cl B	80	1
Franklin Resources	118	15
Goldman Sachs Group	385	49
Invesco	380	10
JPMorgan Chase	3,248	143
Legg Mason	103	3
Morgan Stanley	1,183	23
Northern Trust	187	9
T Rowe Price Group	217	14

Total Investment Banker/Broker Dealer		517

Machinery [1.9%]
AGCO	4,300	211
Caterpillar	3,318	297
Cummins	1,841	200
Deere	335	29
Dover	157	10
Flowserve	44	6
Illinois Tool Works	369	22
Ingersoll-Rand	245	12

CNI CHARTER FUNDS | PAGE 4

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Joy Global	91	$6
Pall	99	6
Pentair	94	5
Snap-on	50	4
Xylem	159	4

Total Machinery		812

Manufacturing [0.9%]
Tyco International	12,543	367

Medical Products & Services [6.8%]
Abbott Laboratories, Cl W *	2,770	87
Bard (C.R.)	67	6
Baxter International	6,168	411
Becton Dickinson	171	13
Boston Scientific *	1,213	7
CareFusion *	20,432	584
Covidien	9,961	575
DENTSPLY International	122	5
Edwards Lifesciences *	99	9
Hospira	141	4
Intuitive Surgical	454	223
Laboratory Corp of America Holdings *	6,282	544
Patterson	11,072	379
Quest Diagnostics	135	8
St. Jude Medical	268	10
Stryker	248	14
Varian Medical Systems	95	7
WellPoint	278	17
Zimmer Holdings	149	10

Total Medical Products & Services		2,913

Miscellaneous Manufacturing [0.0%]
Leggett & Platt	121	3

Multi-Media [0.2%]
Walt Disney	1,534	76

Office Equipment & Supplies [0.0%]
Avery Dennison	87	3

Office Furniture & Fixtures [1.9%]
Autodesk	194	7
BMC Software	125	5
Citrix Systems	160	11
Electronic Arts ADR *	272	4
Intuit	236	14
Red Hat	165	9
Salesforce.com *	1,969	331
ServiceNow *	2,240	67
Splunk	2,320	67
VMware, Cl A	2,270	214
Workday, Cl A	1,360	74

Total Office Furniture & Fixtures		803

Paper & Related Products [1.0%]
International Paper	374	15

Description	Shares	Value (000)

MeadWestvaco	148	$5
Sealed Air	23,966	419

Total Paper & Related Products		439

Personal Products [0.0%]
Avon Products	369	5

Petroleum & Fuel Products [10.0%]
Anadarko Petroleum	1,718	128
Apache	335	26
Baker Hughes	376	15
Cabot Oil & Gas	2,170	108
Cameron International	211	12
Chesapeake Energy	443	7
Chevron	1,678	181
Cobalt International Energy *	2,660	65
Concho Resources	2,070	167
ConocoPhillips	4,339	252
Consol Energy	195	6
Denbury Resources ADR	335	5
Devon Energy	322	17
Diamond Offshore Drilling	59	4
Ensco, Cl A	199	12
EOG Resources	231	28
EQT	128	8
Exxon Mobil	3,947	342
FMC Technologies *	204	9
Halliburton	793	28
Helmerich & Payne	90	5
Hess	254	13
Kinder Morgan	541	19
Marathon Oil	603	19
Marathon Petroleum	289	18
Murphy Oil	158	9
Nabors Industries	249	4
National Oilwell Varco	365	25
Newfield Exploration ADR	115	3
Noble	13,416	467
Noble Energy	152	15
Occidental Petroleum	693	53
Peabody Energy	229	6
Phillips 66	5,186	275
Pioneer Natural Resources	105	11
QEP Resources ADR	152	5
Range Resources	139	9
Rowan, Cl A	106	3
Schlumberger	5,354	371
Southwestern Energy	17,298	578
Spectra Energy	14,958	410
Tesoro	120	5
Transocean	4,400	196
Valero Energy	471	16
Whiting Petroleum	7,000	304
Williams	575	19
WPX Energy	170	3

Total Petroleum & Fuel Products		4,281

CNI CHARTER FUNDS | PAGE 5

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Printing & Publishing [0.7%]
ADT	6,271	$291
Cintas	92	4
Gannett	198	4
Iron Mountain	154	5
Pitney Bowes	172	2
Republic Services, Cl A	256	7
Stericycle *	73	7

Total Printing & Publishing		320

Railroads [0.0%]
CSX	890	18

Real Estate Investment Trust [0.9%]
American Tower, Cl A	338	26
Apartment Investment & Management, Cl A	124	3
AvalonBay Communities ADR	95	13
Boston Properties	129	14
Equity Residential	273	16
HCP	386	17
Health Care	218	13
Host Hotels & Resorts	618	10
Kimco Realty	348	7
Plum Creek Timber	138	6
ProLogis	394	14
Public Storage	123	18
Simon Property Group	1,240	196
Ventas	252	16
Vornado Realty Trust	145	12
Weyerhaeuser	460	13

Total Real Estate Investment Trust		394

Real Estate Management & Development [2.0%]
Brookfield Asset Management, Cl A	18,500	678
CBRE Group, Cl A	8,938	178

Total Real Estate Management & Development		856

Retail [3.7%]
Abercrombie & Fitch, Cl A	70	3
AutoNation ADR *	33	1
Bed Bath & Beyond	199	11
Best Buy	227	3
Big Lots	51	2
CarMax	195	7
Costco Wholesale	370	36
CVS	1,088	53
Dollar General	228	10
Dollar Tree	197	8
Family Dollar Stores	83	5
Gap	255	8
GNC Holdings, Cl A ADR	4,570	152
Home Depot	5,609	347
JC Penney	10,522	207

Description	Shares	Value (000)

Kohl's	185	$8
Kroger	440	11
Limited Brands	204	10
Lowe's	975	35
Macy's	344	13
McDonald's	863	76
Nordstrom	131	7
O'Reilly Automotive	102	9
PetSmart	93	6
Ross Stores	191	10
Sherwin-Williams	73	11
Staples	583	7
SYSCO	502	16
Target	560	33
Tiffany	102	6
TJX	630	27
Urban Outfitters	94	4
Walgreen	733	27
Wal-Mart Stores	1,437	98
Whole Foods Market	1,727	158
Yum! Brands	2,600	173

Total Retail		1,598

Schools [0.0%]
Apollo Group, Cl A	86	2

Semi-Conductors [1.8%]
Advanced Micro Devices	514	1
Altera	274	9
Analog Devices	256	11
Applied Materials	1,058	12
ASML Holding, Cl G	2,055	132
Broadcom, Cl A	7,430	247
Intel	4,278	88
KLA-Tencor	142	7
Lam Research *	147	5
Linear Technology	197	7
LSI ADR	477	3
Microchip Technology	166	5
Micron Technology	870	6
NVIDIA	530	7
NXP Semiconductor	6,900	182
Teradyne	160	3
Texas Instruments	973	30
Xilinx	224	8

Total Semi-Conductors		763

Steel & Steel Works [0.0%]
Nucor	272	12

Telephones & Telecommunications [3.2%]
AT&T	13,333	449
CenturyLink	532	21
Corning	35,574	449
Crown Castle International	250	18
Frontier Communications	853	4
MetroPCS Communications	270	3
Sprint Nextel *	2,566	15

CNI CHARTER FUNDS | PAGE 6

Schedule of Investments
December 31, 2012 (Unaudited)

Diversified Equity Fund

Description	Shares	Value (000)

Verizon Communications	2,436	$105
Vodafone Group	13,900	350
Windstream	503	4

Total Telephones & Telecommunications		1,418

Trading Companies & Distributors [0.1%]
Fastenal	230	11
WW Grainger ADR	51	10

Total Trading Companies & Distributors		21

Transportation Services [0.4%]
CH Robinson Worldwide	138	9
Expeditors International of Washington	180	7
FedEx	250	23
Norfolk Southern	274	17
Union Pacific	405	51
United Parcel Service, Cl B	615	45

Total Transportation Services		152

Trucking [0.0%]
Ryder System	44	2

Waste Management Services [0.0%]
Waste Management	373	13

Web Portals/ISP [3.1%]
Akamai Technologies *	151	6
Amazon.com	1,329	334
Facebook, Cl A *	10,490	279
Google, Cl A *	833	591
Juniper Networks	4,670	92
VeriSign	134	5
Yahoo!	891	18

Total Web Portals/ISP		1,325

Wholesale [0.4%]
Archer-Daniels-Midland	563	15
Campbell Soup	154	5
Dean Foods *	158	3
Hershey	130	9
HJ Heinz	274	16
Hormel Foods	115	4
JM Smucker	94	8
Kraft Foods Group	506	23
McCormick	113	7
Mead Johnson Nutrition, Cl A	174	11
Mondelez International, Cl A	1,518	39
Tyson Foods, Cl A	248	5

Total Wholesale		145

Total Common Stock
(Cost $37,770)		42,171

Description	Shares	Value (000)

Short-Term Investments [1.9%]
CNI Government Money Market Fund, Cl I, 0.010%** (A)	408,958	$409
SEI Daily Income Trust Government Fund, Cl A, 0.020%**	408,958	409

Total Short-Term Investments
(Cost $818)		818

Total Investments [100.0%]
(Cost $38,588)†		$42,989

Percentages are based on Net Assets of $42,992 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $38,588 ($ Thousands), and the unrealized appreciation and depreciation were $5,350 ($ Thousands) and $(949) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)	Investment in Affiliate.

ADR — American Depositary Receipt
Cl — Class

As of December 31, 2012, all of the Fund’s investments are Level 1.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 7

Schedule of Investments
December 31, 2012 (Unaudited)

Large Cap Value Equity Fund††

Description	Shares	Value (000)

Short-Term Investments [108.6%]
CNI Prime Money Market Fund, Cl I, 0.030%* (A)	1,372,438	$1,373
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%*	1,372,438	1,372

Total Short-Term Investments
(Cost $2,745)		2,745

Total Investments [108.6%]
(Cost $2,745)†		$2,745

Percentages are based on Net Assets of $2,528 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
††	The Fund liquidated as of January 3, 2013.
*	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)	Investment in Affiliate.

Cl — Class

As of December 31, 2012, all of the Fund’s investments are Level 1.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Large Cap Growth Equity Fund††

Description	Shares	Value (000)

Short-Term Investments [103.2%]
CNI Prime Money Market Fund, Cl I, 0.030%* (A)	2,154,617	$2,154
SEI Daily Income Trust, Prime Obligation Fund, Cl A, 0.060%*	2,154,617	2,155

Total Short-Term Investments
(Cost $4,309)		4,309

Total Investments [103.2%]
(Cost $4,309)†		$4,309

Percentages are based on Net Assets of $4,175 ($ Thousands).

†	For Federal tax purposes, Fund's aggregate tax cost is equal to book cost.
††	The Fund liquidated as of January 3, 2013.
*	The rate reported is the 7-day effective yield as of December 31, 2012.
(A)	Investment in Affiliate.

Cl — Class

As of December 31, 2012, all of the Fund’s investments are Level 1.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Common Stock [95.7%]
Automotive [5.4%]
Ford Motor	154,200	$1,997
Johnson Controls	58,700	1,802
Paccar	49,000	2,215

Total Automotive		6,014

Banks [5.2%]
CIT Group *	69,100	2,670
M&T Bank	10,300	1,014
US Bancorp	64,000	2,044

Total Banks		5,728

Broadcasting & Cable [2.3%]
Cisco Systems	131,800	2,590

Building & Construction [2.6%]
Owens Corning	76,200	2,819

Chemicals [2.0%]
EI du Pont de Nemours	47,700	2,145

Commercial Banks [1.9%]
BB&T	72,000	2,096

Communication & Media [1.0%]
Time Warner	22,700	1,086

Computer Software [0.9%]
Microsoft	37,200	995

Distributors [1.7%]
Genuine Parts	30,200	1,920

Drugs [1.4%]
Abbott Laboratories	23,700	1,552

Electrical Equipment [1.5%]
Emerson Electric	31,200	1,652

Electrical Services [4.3%]
Eaton	50,000	2,710
Northeast Utilities	52,600	2,056

Total Electrical Services		4,766

Electronic Equipment & Instruments [2.9%]
Arrow Electronics *	83,300	3,172

Financial Services [2.6%]
American Express	25,500	1,466
CME Group, Cl A	27,200	1,379

Total Financial Services		2,845

Food, Beverage & Tobacco [2.7%]
PepsiCo	43,700	2,990

Description	Shares	Value (000)

Healthcare Products & Services [3.5%]
Cardinal Health	38,200	$1,573
McKesson	23,200	2,250

Total Healthcare Products & Services		3,823

Household Furniture & Fixtures [1.8%]
Whirlpool	20,000	2,035

Insurance [10.3%]
American International Group *	76,000	2,683
Berkshire Hathaway, Cl B	23,000	2,063
Chubb	40,500	3,051
HCC Insurance Holdings	55,500	2,065
Loews	36,600	1,491

Total Insurance		11,353

Manufacturing [1.0%]
Tyco International	37,475	1,096

Medical Products & Services [10.3%]
Baxter International	33,000	2,200
CareFusion *	74,500	2,129
Covidien	35,200	2,033
Laboratory Corp of America Holdings *	33,300	2,884
Patterson	61,700	2,112

Total Medical Products & Services		11,358

Paper & Related Products [2.9%]
Packaging Corp of America	27,400	1,054
Sealed Air	125,000	2,189

Total Paper & Related Products		3,243

Petroleum & Fuel Products [11.4%]
ConocoPhillips	53,000	3,074
Encana	52,800	1,043
Phillips 66	21,000	1,115
Southwestern Energy	94,300	3,151
Spectra Energy	115,600	3,165
Whiting Petroleum	25,000	1,084

Total Petroleum & Fuel Products		12,632

Printing & Publishing [1.2%]
ADT	27,737	1,290

Property & Casualty Insurance [1.7%]
Fidelity National Financial, Cl A	80,000	1,884

Real Estate Management & Development [3.3%]
Brookfield Asset Management, Cl A	101,000	3,702

Retail [1.6%]
Home Depot	28,000	1,732

CNI CHARTER FUNDS | PAGE 1

Schedule of Investments
December 31, 2012 (Unaudited)

Socially Responsible Equity Fund

Description	Shares	Value (000)

Semi-Conductors [3.5%]
Analog Devices	55,500	$2,334
Intel	76,200	1,572

Total Semi-Conductors		3,906

Telephones & Telecommunications [3.8%]
Corning	166,400	2,100
Vodafone Group	82,500	2,078

Total Telephones & Telecommunications		4,178

Transportation Services [1.0%]
United Parcel Service, Cl B	14,300	1,054

Total Common Stock
(Cost $92,415)		105,656

Short-Term Investment [5.1%]
AIM STIT-Government TaxAdvantage Portfolio, 0.020%**	5,626,480	5,626

Total Short-Term Investment
(Cost $5,626)		5,626

Total Investments [100.8%]
(Cost $98,041)†		$111,282

Percentages are based on Net Assets of $110,421 ($ Thousands).

†
At December 31, 2012, the tax basis cost of the Fund's investments was $98,041 ($ Thousands), and the unrealized appreciation and depreciation were $14,978 ($ Thousands) and $(1,737) ($ Thousands), respectively.

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2012.

Cl — Class

As of December 31, 2012, all of the Fund’s investments are Level 1.

For the period ended December 31, 2012, there have been no transfers between Level 1 and Level 2 assets and liabilities. Transfers between Levels are recognized at period end.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNI-QH-002-0600

CNI CHARTER FUNDS | PAGE 2

Item 2.  Controls and Procedures

(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

(a)  A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES

Pursuant to the requirements of the securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	CNI Charter Funds

By (Signature and Title)	/s/Rich Gershen
Rich Gershen, President & CEO

Date: February 28, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/Rich Gershen
Rich Gershen, President & CEO

Date: February 28, 2013

By (Signature and Title)	/s/Eric Kleinschmidt
Eric Kleinschmidt, Controller & COO

Date: February 28, 2013